                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                                                              File No. 002-95928
                                                              File No. 811-04547

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No. ____                                        / /

     Post-Effective Amendment No.   50                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.         50
                        (Check appropriate box or boxes)

                            VOYAGEUR MUTUAL FUNDS III
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918
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     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 28, 2006
                                                             -------------------

It is proposed that this filing will become effective (check appropriate box):

    / /      immediately upon filing pursuant to paragraph (b)
------------
    /X/      on August 28, 2006 pursuant to paragraph (b)
------------
    / /      60 days after filing pursuant to paragraph (a) (1)
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    / /      on (date) pursuant to paragraph (a)(1)
------------
    / /      75 days after filing pursuant to paragraph (a)(2)
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    / /      on (date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate:

   / /       This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 50 to Registration File No. 002-95928 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectuses

          4.     Part B - Statement of Additional Information

          5.     Part C - Other Information

          6.     Signatures

          7.     Exhibits

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

Prospectus        August 28, 2006

                  DELAWARE SELECT GROWTH FUND
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                              page     2
Delaware Select Growth Fund                                        2

How we manage the Fund                                    page     5
Our investment strategies                                          5
The securities we typically invest in                              6
The risks of investing in the Fund                                 7
Disclosure of portfolio holdings information                       7

Who manages the Fund                                      page     8
Investment manager                                                 8
Portfolio managers                                                 8
Who's who?                                                         9

About your account                                        page    10
Investing in the Fund                                             10
      Choosing a share class                                      10
      Dealer compensation                                         13
Payments to intermediaries                                        13
How to reduce your sales charge                                   14
How to buy shares                                                 18
Fair valuation                                                    19
Retirement plans                                                  19
Document delivery                                                 19
How to redeem shares                                              20
Account minimums                                                  21
Special services                                                  22
Frequent trading of Fund shares                                   23
Dividends, distributions and taxes                                25
Certain management considerations                                 26

Financial highlights                                      page    27

Glossary                                                  page    29

Additional information                                    page    32

                                       1

Profile: Delaware Select Growth Fund

What is the Fund's goal?
Delaware Select Growth Fund seeks long-term capital  appreciation which the Fund attempts to achieve by investing  primarily in equity securities of companies we believe have the potential for sustainable free cash-flow  growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of companies that we believe have long-term capital  appreciation  potential  and are  expected to grow faster than the U.S.
economy.  We consider  companies of any size or market  capitalization.  Using a bottom up  approach,  we seek to select  securities  we believe  have  large-end market  potential or dominance of a profitable niche market,  dominant  business models  and  strong  free  cash-flow  generation  that are  attractively  priced compared to the intrinsic value of the securities.  We also consider a company's operational  efficiencies,  management's  plans for capital  allocation  and the company's shareholder orientation.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices.  This Fund may be subject to greater  investment  risk than other funds  because the  companies  in which the Fund  invests are subject to greater changes in earnings and business  prospects than companies with more established earnings patterns.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Select Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and ten-year or lifetime periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see the  footnotes  on page 4 for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

--------- --------- --------- --------- ---------- ---------- --------- --------- ---------- ----------
    1996      1997      1998      1999       2000       2001      2002      2003       2004       2005
--------- --------- --------- --------- ---------- ---------- --------- --------- ---------- ----------
  28.55%    48.08%    36.46%    78.22%    -22.33%    -24.68%   -32.85%    37.97%      7.98%     17.21%
--------- --------- --------- --------- ---------- ---------- --------- --------- ---------- ----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of -4.15%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 43.13% for the quarter ended December 31, 1999 and its lowest quarterly return was -27.96% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
----------------------------------------------------- ------------- ----------- -------------
                                                                                 10 years or
                                                            1 year     5 years    lifetime**
----------------------------------------------------- ------------- ----------- -------------
Class A return before taxes                                 10.47%      -3.60%        11.59%
----------------------------------------------------- ------------- ----------- -------------
Class A return after taxes on distributions                 10.47%      -3.60%        10.27%
----------------------------------------------------- ------------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                                    6.80%      -3.03%         9.43%
----------------------------------------------------- ------------- ----------- -------------
Class B return before taxes*                                12.37%      -3.63%        11.72%
----------------------------------------------------- ------------- ----------- -------------
Class C return before taxes*                                15.35%      -3.19%        11.40%
----------------------------------------------------- ------------- ----------- -------------
Class R return before taxes                                 16.85%         N/A        14.48%
----------------------------------------------------- ------------- ----------- -------------
Russell 3000(R)Growth Index***
  (reflects no deduction for fees,
  expenses, or taxes)                                        5.17%     (3.15%)         6.48%
----------------------------------------------------- ------------- ----------- -------------

The Fund's  returns  above are compared to the  performance  of the Russell 3000
Growth Index. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption of shares at end of period.  The lifetime return for Class B shares reflects conversion to Class A shares after eight years. If shares were not redeemed,  the returns (before taxes) for Class B would be 16.37%, -3.19% and 11.72% for the one-year,  five-year and 10 year periods,  respectively.  If shares were not redeemed,  the returns  (before taxes)  for Class C would be 16.35%,  -3.19%  and 11.40% for the  one-year, five-year and 10-year periods, respectively.

**   Lifetime  returns are shown if the Fund or Class  existed for less than ten years.  The  inception  date for the Class B and Class R shares of the Fund was April 16, 1996 and June 2, 2003, respectively.

***  The Russell  3000 Growth Index  returns are for 10 years.  The Russell 3000
     Growth Index  reports  returns on a monthly basis as of the last day of the month.  The Index  return for the Class R lifetime  was  10.99%.  The Index return for Class R lifetime  reflects the return from June 30, 2003 through
     December 31, 2005.

                                       3

Profile: Delaware Select Growth Fund (continued)

What are Fund's fees and expenses?       CLASS                                          A             B           C          R
---------------------------------------- ------------------------------------------ --------- ---------- ---------- ----------
Sales charges are fees paid directly     Maximum sales charge (load) imposed on
from your investments when you buy or      purchases as a percentage of offering
sell shares of the Fund. You do not        price                                       5.75%       none       none       none
pay sales charges when you buy or sell   ------------------------------------------ --------- ---------- ---------- ----------
Class R shares.                          Maximum contingent deferred sales
                                           charge (load) as a percentage of
                                           original purchase price or
                                           redemption price, whichever is lower      none(1)   4.00%(2)    1.00%(3)       none
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Maximum sales charge (load)
                                           imposed on reinvested dividends              none       none       none       none
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Redemption fees                                none       none       none       none
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Exchange fees                                  none       none       none       none
---------------------------------------- ------------------------------------------ --------- ---------- ---------- ----------

---------------------------------------- ------------------------------------------ --------- ---------- ---------- ----------
Annual fund operating expenses are       Management fees                               0.75%      0.75%      0.75%      0.75%
deducted from the Fund's assets.         ------------------------------------------ --------- ---------- ---------- ----------
                                         Distribution and service (12b-1) fees         0.25%      1.00%      1.00%   0.60%(4)
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Other expenses(5)                             0.65%      0.65%      0.65%      0.65%
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Total annual fund operating expenses          1.65%      2.40%      2.40%      2.00%
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Fee waivers and payments(6)                 (0.17%)    (0.17%)    (0.17%)    (0.27%)
                                         ------------------------------------------ --------- ---------- ---------- ----------
                                         Net expenses                                  1.48%      2.23%      2.23%      1.73%
---------------------------------------- ------------------------------------------ --------- ---------- ---------- ----------

                                         CLASS(8)         A         B               B            C              C          R
                                                                          (if redeemed)             (if redeemed)
---------------------------------------- --------- --------- --------- ---------------- ----------- ---------------- ---------
This example is intended to help you     1 year        $717      $226             $626        $226             $326      $176
compare the cost of investing in the     --------- --------- --------- ---------------- ----------- ---------------- ---------
Fund to the cost of investing in other   3 years     $1,050      $732           $1,007        $732             $732      $601
mutual funds with similar investment     --------- --------- --------- ---------------- ----------- ---------------- ---------
objectives.  We show the cumulative      5 years     $1,405    $1,265           $1,490      $1,265           $1,265    $1,053
amount of Fund expenses on a             --------- --------- --------- ---------------- ----------- ---------------- ---------
hypothetical investment of $10,000       10 years    $2,404    $2,537           $2,537      $2,723           $2,723    $2,306
with an annual 5% return over the time
shown.(7) This example reflects the
net operating expenses with applicable
waivers for the one-year contractual
period and total operating expenses
without waivers for years two through
10.  This is an example only, and does
not represent future expenses, which
may be greater or less than those
shown here.
------------------------------------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  The  Distributor  has  contracted  to limit the Class R shares'  12b-1 fees through August 31, 2007 to no more than 0.50% of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses in the current  fiscal year as a result of the  expectation that the Fund will not have to convene a  shareholder  meeting  and issue a proxy statement during the upcoming fiscal year.

(6)  The Manager has  contracted to waive fees and pay expenses  through  August
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.23% of average daily net assets.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those  companies  that can best  capitalize on such changes.  The following is a description of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify  companies  that offer the potential  for long-term  price appreciation  because they are likely to experience  sustainable  free cash-flow growth. Using a bottom up approach, we look for companies that:

o    have large-end  market potential or dominance of a profitable niche market, dominant business models and strong free cash-flow generation;

o    demonstrate operational and scale efficiencies;

o    have demonstrated expertise for capital allocation; and

o    have clear shareholder-oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash-flow  growth. We believe that  sustainable  free  cash-flow  growth,  if it  occurs,  may result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

----------------------------------------------------------- ---------------------------------------------------------------
                        Securities                                                 How we use them
----------------------------------------------------------- ---------------------------------------------------------------
Common stocks: Securities that represent shares of          We invest at least 65% of the Fund's total assets in equity
ownership in a corporation. Stockholders participate in     securities (including common stocks, preferred stocks,
the corporation's profits and losses, proportionate to      convertible securities and warrants or rights).  Generally,
the number of shares they own.                              however, we invest 90% to 100% of net assets in common
                                                            stock. We may invest in companies of any size.
----------------------------------------------------------- ---------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of      Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities,   investment for the Fund's cash position. In order to enter
in which the seller agrees to buy the securities back       into these repurchase agreements, the Fund must have
within a specified time at the same price the buyer paid    collateral of at least 102% of the repurchase price. We will
for them, plus an amount equal to an agreed upon interest   only enter into repurchase agreements in which the collateral
rate. Repurchase agreements are often viewed as             is comprised of U.S. government securities.
equivalent to cash.

----------------------------------------------------------- ---------------------------------------------------------------
Restricted securities: Privately-placed securities whose    We may invest in privately-placed securities including those
resale is restricted under U.S. securities laws.            that are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule
                                                            144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
----------------------------------------------------------- ---------------------------------------------------------------
Illiquid securities: Securities that do not have a ready    We may invest up to 15% of the Fund's net assets in illiquid
market and cannot be easily sold, within seven days, at     securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements
maturing in more than seven days.
----------------------------------------------------------- ---------------------------------------------------------------

The Fund may also invest in other securities  including futures,  options,  debt securities of government or corporate issuers and investment company securities.
The Fund may  invest up to 10% of net assets in  foreign  securities,  including
American  Depositary  Receipts  and Global  Depositary  Receipts;  however,  the manager  has no  present  intention  of doing so.  Please see the  Statement  of
Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions,  though the Fund normally does not do so.
The Fund will be  required to pay  interest to the lending  banks on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its  investment  objective.  The Fund will not purchase new  securities  if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary  defensive  purposes,  the Fund may hold a substantial part of its assets in high-quality fixed-income securities, cash or cash equivalents. To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------------- -------------------------------------------------------------
                           Risks                                              How we strive to manage them
------------------------------------------------------------- -------------------------------------------------------------
Market risk is the risk that all or a majority of the         We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond      securities that we believe can appreciate over an extended
market -- will decline in value because of factors such as    period of time regardless of interim market fluctuations.
economic conditions, future expectations or investor          We do not try to predict overall stock market movements and
confidence.                                                   though we may hold securities for any amount of time, we
                                                              generally do not trade for short-term purposes.
------------------------------------------------------------- -------------------------------------------------------------
Industry and security risk: Industry risk is the risk that    We limit the amount of the Fund's assets invested in any
the value of securities in a particular industry will         one industry and in any individual security. We also follow
decline because of changing expectations for the              a rigorous selection process when choosing securities and
performance of that industry.  Securities risk is the risk    continually monitor them while they remain in the portfolio.
that the value of an individual stock or bond will decline
because of changing expectations for the performance of
that individual company issuing the stock or bond.
------------------------------------------------------------- -------------------------------------------------------------
Company size risk is the risk that prices of small and        We seek opportunities among companies of all sizes.
medium-size companies may be more volatile than those of      Because the Fund's portfolio does not concentrate
larger companies because of limited financial resources or    specifically on small- or medium-size companies, this risk
dependence on narrow product lines.                           may be balanced by our holdings of large companies.
------------------------------------------------------------- -------------------------------------------------------------
Interest rate risk is the risk that securities will           We analyze each company's financial situation and its cash
decrease in value if interest rates rise. The risk is         flow to determine the company's ability to finance future
generally associated with bonds; however, because small-      expansion and operations.  The potential effect that rising
and medium-size companies often borrow money to finance       interest rates might have on a stock is taken into
their operations, they may be adversely affected by rising    consideration before the stock is purchased.
interest rates.
------------------------------------------------------------- -------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be   We limit exposure to illiquid securities to 15% of the
readily sold, within seven days, at approximately the price   Fund's net assets.
that the Fund has valued them.
------------------------------------------------------------- -------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.60% of average daily net assets during the last fiscal year, net of fee waivers.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended October 31, 2005.

Portfolio managers
Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier,  Daniel J. Prislin and Gregory M.  Heywood have primary  responsibility for making  day-to-day  investment  decisions for the Fund.  Messrs.  Van Harte,
Bonavico,  Broad,  Fortier  and  Prislin  joined  the  Manager in April 2005 and assumed  responsibility  for the Fund in May 2005. Each team member presents his investment  recommendations  to the other team members and investment  decisions are made as a group.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy  and  managed  portfolios  in that  discipline  for more than 20 years.
Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van
Harte, who also managed  institutional  separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State  University at
Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University of California at Los Angeles and his  bachelor's  degree in economics from Colgate University. Mr. Broad is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky,  is a CFA  charterholder and is a member of the Security
Analysts of San Francisco.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Gregory M. Heywood, Vice President,  Portfolio Manager,  Equity Analyst,  joined
Delaware Investments in April 2005 and is a portfolio manager and analyst on the
Focus  Growth  Equity  team.  He  was  most  recently  a  research   analyst  at
Transamerica  Investment  Management.  Before joining  Transamerica  in 2004, he worked  for Wells  Capital  Management  from 2003 to 2004 and  Montgomery  Asset
Management  from 1996 to 2003. Mr. Heywood  received a bachelor's  degree and an
MBA  from the  University  of  California  at  Berkeley.  Mr.  Heywood  is a CFA
charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburgh, PA 15258

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 8 for details)
                                                         Financial advisors
                                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules adopted by the U.S.  Securities and Exchange  Commission  (SEC)
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions in sales charges,  and, under certain circumstances,  the sales  charge may be waived;  as  described  in "How to reduce your sales charge," below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.25% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

---------------------------- ---------------------------------- -----------------------------------
                                        Sales charge                       Sales charge
    Amount of purchase                    as % of                            as % of
                                       offering price                  net amount invested
---------------------------- ---------------------------------- -----------------------------------
    Less than $50,000                      5.75%                              6.10%
---------------------------- ---------------------------------- -----------------------------------
       $50,000 but                         4.75%                              4.99%
      under $100,000
---------------------------- ---------------------------------- -----------------------------------
       $100,000 but                        3.75%                              3.90%
      under $250,000
---------------------------- ---------------------------------- -----------------------------------
       $250,000 but                        2.50%                              2.56%
      under $500,000
---------------------------- ---------------------------------- -----------------------------------
       $500,000 but                        2.00%                              2.04%
     under $1 million
---------------------------- ---------------------------------- -----------------------------------
    $1 million or more         None (Limited CDSC may apply)*     None (Limited CDSC may apply)*
---------------------------- ---------------------------------- -----------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Fund's  distributor  paid your  financial advisor a  commission  on your  purchase  of $1  million or more of Class A shares,  you will have to pay a limited  contingent  deferred  sales charge
     (Limited  CDSC) of 1.00% if you redeem these  shares  within the first year and 0.50% if you redeem  them  within the  second  year,  unless a specific waiver  of the  charge  applies.  The  Limited  CDSC  will  be  paid to the distributor  and will be assessed on an amount  equal to the lesser of: (1)
     the net asset  value at the time the  Class A shares  being  redeemed  were purchased, or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula, the "net asset value at the time of purchase"  will be the net asset value at purchase of the Class A shares even if those  shares are later  exchanged  for shares of another  Delaware
     Investments(R) Fund and, in the event of an exchange of Class A shares, the
     "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.  In determining whether a Limited  CDSC is payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the  longest  period  of  time.  See  "Dealer  compensation"  below  for  a description of the dealer commission that is paid.

                                       10

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales  charge if you redeem your shares  within three years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than three years are redeemed first,  followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held longest during the three-year  period.  For further  information on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For  approximately  five years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.25%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets,  (of which  0.25% are service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       11

About your account (continued)

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained  on the Delaware  Investments  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP/IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another  Delaware  Investments(R)
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

                                       12

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

---------------------------------------- ---------------- ------------ ------------- --------------
                                           Class A(1)     Class B(2)    Class C(3)    Class R(4)
---------------------------------------- ---------------- ------------ ------------- --------------
Commission (%)                                  -            4.00%        1.00%            -
---------------------------------------- ---------------- ------------ ------------- --------------
Investment less than $50,000                  5.00%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$50,000 but less than $100,000                4.00%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$100,000 but less than $250,000               3.00%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$250,000 but less than $500,000               2.00%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$500,000 but less than $1,000,000             1.60%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$1,000,000 but less than $5,000,000           1.00%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$5,000,000 but less than $25,000,000          0.50%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
$25,000,000 or more                           0.25%            -            -              -
---------------------------------------- ---------------- ------------ ------------- --------------
12b-1 Fee to Dealer                           0.25%          0.25%        0.25%          0.60%
---------------------------------------- ---------------- ------------ ------------- --------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  After  approximately  eight years,  Class B shares  automatically  convert  into Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  August 31,  2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of a Fund's shares.

For more information, please see the Fund's SAI.

                                       13

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

--------------------------- -------------------------------------- ----------------------------------------------------------------
                                                                                           Share class
       Program                     How it works                           A                     B                      C
--------------------------- -------------------------------------- -------------------- -------------------------------------------
Letter of Intent            Through a Letter of Intent you                X             Although the Letter of Intent and Rights
                            agree to invest a certain amount                            of Accumulation do not apply to the
                            in Delaware Investments(R) Funds                             purchase of Class B and Class C shares,
                            (except money market funds with no                          you can combine your purchase of Class A
                            sales charge) over a 13-month                               shares with your purchase of Class B and
                            period to qualify for reduced                               Class C shares to fulfill your Letter of
                            front-end sales charges.                                    Intent or qualify for Rights of
                                                                                        Accumulation.
--------------------------- -------------------------------------- -------------------- -------------------------------------------
Rights of Accumulation      You can combine your holdings or              X
                            purchases of all Delaware
                            Investments(R) Funds (except money
                            market funds with no sales charge)
                            as well as the holdings and
                            purchases of your spouse and
                            children under 21 to qualify for
                            reduced front-end sales charges.
--------------------------- -------------------------------------- -------------------- ------------------------ ------------------
Reinvestment of             Up to 12 months after you redeem       For Class A, you     For Class B, your        Not available.
Redeemed Shares             shares, you can reinvest the           will not have to     account will be
                            proceeds without paying a sales        pay an               credited with the
                            charge as noted to the right.          additional           contingent deferred
                                                                   front-end sales      sales charge you
                                                                   charge.              previously paid on
                                                                                        the amount you are
                                                                                        reinvesting. Your
                                                                                        schedule for
                                                                                        contingent deferred
                                                                                        sales charges and
                                                                                        conversion to Class
                                                                                        A will not start
                                                                                        over again; it will
                                                                                        pick up from the
                                                                                        point at which you
                                                                                        redeemed your shares.
--------------------------- -------------------------------------- -------------------- -------------------------------------------
SIMPLE/IRA, SEP/ IRA,       These investment plans may qualify            X             There is no reduction in sales charges
SAR/SEP, Profit             for reduced sales charges by                                for Class B or Class C shares for group
Sharing, Pension,           combining the purchases of all                              purchases by retirement plans.
401(k), SIMPLE 401(k),      members of the group. Members of
403(b)(7), and 457          these groups may also qualify to
Retirement Plans            purchase shares without a
                            front-end sales charge and may
                            qualify for a waiver of any
                            contingent deferred sales charges
                            on Class A shares.
--------------------------- -------------------------------------- -------------------- -------------------------------------------

                                       14

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       15

About your account (continued)

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ------------------ ------------------ --------------------
                                                                                Share Class
--------------------------------------------------------- ------------------ ------------------ --------------------
Category                                                          A*                 B                   C
--------------------------------------------------------- ------------------ ------------------ --------------------
Redemptions in accordance with a Systematic Withdrawal            X                  X                   X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------ ------------------ --------------------
Redemptions that result from the Fund's right to                  X                  X                   X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size.
--------------------------------------------------------- ------------------ ------------------ --------------------
Distributions to participants or beneficiaries from a             X            Not available.     Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- ------------------ ------------------ --------------------
Redemptions pursuant to the direction of a participant            X            Not available.     Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------ ------------------ --------------------
Periodic distributions from an individual retirement              X                  X                   X
account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE
IRA, SAR/SEP or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred Compensation Plan, Profit
Sharing Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.section.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------------------------- ------------------ ------------------ --------------------
Returns of Excess Contributions due to any regulatory             X                  X                   X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------ ------------------ --------------------
Distributions by other employee benefit plans to pay              X            Not available.     Not available.
benefits.
--------------------------------------------------------- ------------------ ------------------ --------------------
Systematic withdrawals from a retirement account or               X                   X                   X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
section.1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.
The systematic withdrawal may be pursuant to Delaware
Investments(R) Funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------ ------------------ --------------------
Distributions from an account of a redemption resulting           X                  X                   X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------ ------------------ --------------------
Redemptions by certain legacy retirement assets that              X            Not available.            X                                          XX
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------ ------------------ --------------------

                                       16

Waivers of Contingent Deferred Sales Charges (continued)

--------------------------------------------------------- ------------------ ------------------ --------------------
                                                                                Share Class
--------------------------------------------------------- ------------------ ------------------ --------------------
Category                                                          A*                 B                   C
--------------------------------------------------------- ------------------ ------------------ --------------------
Redemptions by the classes of shareholders who are                X            Not available.     Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ------------------ ------------------ --------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investment's Web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       17

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

                                       18

How to buy shares (continued)

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

                                       19

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       20

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       21

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                       22

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $50,000,  except for purchases into IRAs. Delaware  Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market  timing at an  unaffiliated  fund family to be a market timer.
Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

                                       23

About your account (continued)

Frequent trading of Fund shares (continued)
Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

                                       24

Frequent trading of Fund shares (continued)

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund  expects to declare and  distribute  all of its net  investment income,  if any,  to  shareholders  as  dividends  annually.  The Fund will also distribute net capital gains, if any,  annually.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

                                       25

About your account (continued)

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       26

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Select Growth Fund
                                                                                                            Class A
                                                                                                         Year ended                                                                                                                                                  Year ended
                                                                                                               4/30
                                                        2006         2005          2004          2003          2002

Net asset value, beginning of period                 $20.470      $20.680       $16.700       $20.290       $24.890

Income (loss) from investment operations:
Net investment loss(2)                               (0.086)      (0.170)       (0.171)       (0.147)       (0.193)
                                                     -------      -------       -------       -------       -------
Net realized and unrealized gain (loss) on
  investments                                          6.796      (0.040)         4.151       (3.443)       (4.407)
                                                     -------      -------       -------       -------       -------
Total from investment operations                       6.710      (0.210)         3.980       (3.590)       (4.600)
                                                     -------      -------       -------       -------       -------

Net asset value, end of period                       $27.180      $20.470       $20.680       $16.700       $20.290
                                                     =======      =======       =======       =======       =======

Total return(3)                                       32.78%      (1.02%)        23.83%      (17.69%)      (18.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $187,319     $173,890      $243,201      $208,395      $333,172
Ratio of expenses to average net assets                1.55%        1.52%         1.50%         1.50%         1.45%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                      1.70%        1.70%         1.86%         1.83%         1.50%
Ratio of net investment loss to average net
  assets                                             (0.35%)      (0.85%)       (0.87%)       (0.92%)       (0.86%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expense paid indirectly                            (0.50%)      (1.03%)       (1.23%)       (1.25%)       (0.91%)
Portfolio turnover                                      124%          72%           82%           69%          127%

(1)  Date of commencement  of operations.  Ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and the  Distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

                                       27

Financial highlights (continued)

Delaware Select Growth Fund                                                                                 Class B
                                                                                                         Year ended
                                                                                                               4/30
                                                        2006         2005          2004          2003          2002

Net asset value, beginning of period                 $18.820      $19.160       $15.590       $19.090       $23.600

Income (loss) from investment operations:
Net investment loss(2)                               (0.252)      (0.310)       (0.308)       (0.259)       (0.340)
                                                     -------      -------       -------       -------       -------
Net realized and unrealized gain (loss) on
  Investments                                          6.242      (0.030)         3.878       (3.241)       (4.170)
                                                     -------      -------       -------       -------       -------
Total from investment operations                       5.990      (0.340)         3.570       (3.500)       (4.510)
                                                     -------      -------       -------       -------       -------

Net asset value, end of period                       $24.810      $18.820       $19.160       $15.590       $19.090
                                                     =======      =======       =======       =======       =======

Total return(3)                                       31.76%      (1.77%)        22.90%      (18.33%)      (19.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $199,863     $202,576      $281,906      $257,542      $421,578
Ratio of expenses to average net assets                2.30%        2.27%         2.25%         2.25%         2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense
  paid indirectly                                      2.45%        2.45%         2.61%         2.58%         2.25%
Ratio of net investment loss to average net
  assets                                             (1.10%)      (1.60%)       (1.62%)       (1.67%)       (1.61%)
Ratio of net investment loss to average net
  assets prior to expense limitation  and
  expense paid indirectly                            (1.25%)      (1.78%)       (1.98%)       (2.00%)       (1.66%)
Portfolio turnover                                      124%          72%           82%           69%          127%

Delaware Select Growth Fund                                                                                 Class C
                                                                                                         Year ended
                                                                                                               4/30
                                                        2006         2005          2004          2003          2002

Net asset value, beginning of period                 $18.620      $18.950       $15.430       $18.890       $23.350

Income (loss) from investment operations:
Net investment loss(2)                               (0.251)      (0.308)       (0.306)       (0.258)       (0.337)
                                                     -------      -------       -------       -------       -------
Net realized and unrealized gain (loss) on
  Investments                                          6.171      (0.022)         3.826       (3.202)       (4.123)
                                                     -------      -------       -------       -------       -------
Total from investment operations                       5.920      (0.330)         3.520       (3.460)       (4.460)
                                                     -------      -------       -------       -------       -------

Net asset value, end of period                       $24.540      $18.620       $18.950       $15.430       $18.890
                                                     =======      =======       =======       =======       =======

Total return(3)                                       31.72%      (1.74%)        22.81%      (18.27%)      (19.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $84,458      $64,786       $98,549       $95,552      $166,246
Ratio of expenses to average net assets                2.30%        2.27%         2.25%         2.25%         2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense
  paid indirectly                                      2.45%        2.45%         2.61%         2.58%         2.25%
Ratio of net investment loss to average net
  assets                                             (1.10%)      (1.60%)       (1.62%)       (1.67%)       (1.61%)
Ratio of net investment loss to average net
  assets prior to expense limitation  and
  expense paid indirectly                            (1.25%)      (1.78%)       (1.98%)       (2.00%)       (1.66%)
Portfolio turnover                                      124%          72%           82%           69%          127%

Delaware Select Growth Fund                                                     Class R
                                                                                 Period
                                                               Year ended        6/2/03
                                                                     4/30       through
                                                        2006         2005       4/30/04

Net asset value, beginning of period                 $20.340      $20.620       $18.530

Income (loss) from investment operations:
Net investment loss(2)                               (0.154)      (0.242)       (2.370)
                                                     -------      -------       -------
Net realized and unrealized gain (loss) on
  Investments                                          6.754      (0.038)         4.460
                                                     -------      -------       -------
Total from investment operations                       6.600      (0.280)         2.090
                                                     -------      -------       -------

Net asset value, end of period                       $26.940      $20.340       $20.620
                                                     =======      =======       =======

Total return(3)                                       32.38%      (1.36%)        11.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $1,485         $652          $262
Ratio of expenses to average net assets                1.82%        1.87%         1.85%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                      2.05%        2.05%         2.21%
Ratio of net investment loss to average net
  assets                                             (0.62%)      (1.20%)       (1.26%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expense paid indirectly                            (0.85%)      (1.38%)       (1.62%)
Portfolio turnover                                      124%          72%           82%

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       28

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

                                       29

Glossary (continued)

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 3000 Growth Index
The  Russell  3000  Growth  Index  is  an  unmanaged  index  that  measures  the performance  of those  Russell 3000 Index  companies  with higher  price-to-book ratios and higher  forecasted  growth values.  The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

                                       30

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       31

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       32

Delaware
Investments(R)
A member of Lincoln Financial Group

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-04547

Delaware Select Growth Fund Symbols
                                      CUSIP          NASDAQ

Class A                             928931104         DVEAX
Class B                             928931849         DVEBX
Class C                             928931203         DVECX
Class R                             928931740         DFSRX

[P-316 [4/30] IVES 8/06]                                    MF-06-07-376 PO11163

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

GROWTH EQUITY

Prospectus                 August 28, 2006

                           DELAWARE SELECT GROWTH FUND
                           INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                              page     2
Delaware Select Growth Fund                                        2

How we manage the Fund                                    page     5
Our investment strategies                                          5
The securities we typically invest in                              6
The risks of investing in the Fund                                 7
Disclosure of portfolio holdings information                       7

Who manages the Fund                                      page     8
Investment manager                                                 8
Portfolio managers                                                 8
Who's who?                                                         9

About your account                                        page    10
Investing in the Fund                                             10
Payments to Intermediaries                                        10
How to buy shares                                                 11
Fair valuation                                                    12
Document delivery                                                 12
How to redeem shares                                              12
Account minimum                                                   13
Exchanges                                                         13
Frequent trading of Fund shares                                   13
Dividends, distributions and taxes                                15
Certain management considerations                                 16

Financial highlights                                      page    17

Glossary                                                  page    19

Additional information                                    page    21

                                       1

Profile: Delaware Select Growth Fund

What is the Fund's goal?
Delaware Select Growth Fund seeks long-term capital  appreciation which the Fund attempts to achieve by investing  primarily in equity securities of companies we believe have the potential for sustainable free cash-flow  growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment  strategies?  We invest  primarily in common stocks  of  companies  that  we  believe  have  long-term  capital  appreciation potential  and are  expected to grow faster than the U.S.  economy.  We consider companies of any size or market  capitalization.  Using a bottom up approach, we seek to  select  securities  we  believe  have  large-end  market  potential  or dominance of a profitable niche market, dominant business models and strong free cash-flow  generation  that are  attractively  priced  compared to the intrinsic value of the securities.  We also consider a company's operational efficiencies,
management's  plans  for  capital  allocation  and  the  company's   shareholder
orientation.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices.  This Fund may be subject to greater  investment  risk than other funds  because the  companies  in which the Fund  invests are subject to greater changes in earnings and business  prospects than companies with more established earnings patterns.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Select Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
The Fund's  Institutional Class commenced  operations on August 28, 1997. Return information  for the Class for the periods prior to the time the Class commenced operations is calculated by taking the  performance of the Fund's Class A shares and  eliminating  all sales charges that apply to Class A shares.  However,  for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods.
The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- ---------- ---------- ---------- --------- ---------- ----------
    1996      1997      1998      1999       2000       2001       2002      2003       2004       2005
--------- --------- --------- --------- ---------- ---------- ---------- --------- ---------- ----------
  28.55%    48.38%    36.78%    78.64%    -22.11%    -24.49%    -32.69%    38.31%      8.22%     17.53%
--------- --------- --------- --------- ---------- ---------- ---------- --------- ---------- ----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of -4.02%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 43.20% for the quarter ended  December  31,  1999 and its lowest  quarterly  return was -27.93% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

------------------------------------------- ----------- ----------- ------------
                                                1 year     5 years     10 years
------------------------------------------- ----------- ----------- ------------
Return before taxes                             17.53%      -2.21%       12.49%
------------------------------------------- ----------- ----------- ------------
Return after taxes on distributions             17.53%      -2.21%       11.17%
------------------------------------------- ----------- ----------- ------------
Return after taxes on distributions
  and sale of Fund shares                       11.39%      -1.87%       10.27%
------------------------------------------- ----------- ----------- ------------
Russell 3000(R)Growth Index*
 (reflects no deduction for fees,
  expenses, or taxes)                            5.17%      -3.15%        6.48%
------------------------------------------- ----------- ----------- ------------

The Fund's  returns  above are compared to the  performance  of the Russell 3000
Growth Index. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 3000 Growth Index reports  returns on a monthly basis as of the last day of the month.

                                       3

Profile: Delaware Select Growth Fund (continued)

What are the Fund's fees and expenses?

                                                      CLASS                                               Institutional
----------------------------------------------------- ---------------------------------------------------- -----------
You do not pay sales charges directly from your       Maximum sales charge (load) imposed on
investments when you buy or sell shares of the          purchases as a percentage of offering price              none
Institutional Class.                                  ---------------------------------------------------- -----------
                                                      Maximum contingent deferred sales charge (load)
                                                        as a percentage of original purchase price or
                                                        redemption price, whichever is lower                     none
                                                      ---------------------------------------------------- -----------
                                                      Maximum sales charge (load) imposed on reinvested
                                                        dividends                                                none
                                                      ---------------------------------------------------- -----------
                                                      Redemption fees                                            none
                                                      ---------------------------------------------------- -----------
                                                      Exchange fees(1)                                           none
----------------------------------------------------- ---------------------------------------------------- -----------

----------------------------------------------------- ---------------------------------------------------- -----------
Annual fund operating expenses are deducted from      Management fees                                           0.75%
the Fund's assets.                                    ---------------------------------------------------- -----------
                                                      Distribution and service (12b-1) fees                      none
                                                      ---------------------------------------------------- -----------
                                                      Other expenses(2)                                         0.65%
                                                      ---------------------------------------------------- -----------
                                                      Total annual fund operating expenses(3)                   1.40%
                                                      ---------------------------------------------------- -----------
                                                      Fee waivers and payments                                (0.17%)
                                                      ---------------------------------------------------- -----------
                                                      Net expenses                                              1.23%
----------------------------------------------------- ---------------------------------------------------- -----------

                                                      CLASS                                               Institutiona
----------------------------------------------------- ---------------------------------------------------- -----------
This example is intended to help you compare the      1 year                                                     $125
cost of investing in the Fund to the cost of          ---------------------------------------------------- -----------
investing in other mutual funds with similar          3 years                                                    $426
investment objectives.  We show the cumulative        ---------------------------------------------------- -----------
amount of Fund expenses on a hypothetical             5 years                                                    $750
investment of $10,000 with an annual 5% return over   ---------------------------------------------------- -----------
the time shown.(4)  This example reflects the net     10 years                                                 $1,665
operating expenses with expense waivers for the
one-year contractual period and the total operating
expenses without expense waivers for years two
through 10.  This is an example only, and does not
represent future expenses, which may be greater or
less than those shown here.
----------------------------------------------------- ---------------------------------------------------------- -----------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other expenses" have been restated to reflect an expected  decrease in the current fiscal year as a result of the  expectation  that the Fund will not have to convene a shareholder  meeting and issue a proxy  statement  during the upcoming fiscal year.

(3)  The Manager has  contracted to waive fees and pay expenses  through  August
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 1.23% of average daily net assets.

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those  companies  that can best  capitalize on such changes.  The following is a description of how the portfolio managers pursue the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify  companies  that offer the potential  for long-term  price appreciation  because they are likely to experience  sustainable  free cash-flow growth. Using a bottom up approach, we look for companies that:

o    have large-end  market potential or dominance of a profitable niche market, dominant business models and strong free cash flow generation;

o    demonstrate operational and scale efficiencies;

o    have demonstrated expertise for capital allocation; and

o    have clear shareholder-oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash-flow  growth. We believe that  sustainable  free-cash  flow  growth,  if it  occurs,  may result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

------------------------------------------------------------- -------------------------------------------------------------
                     Securities                                                     How we use them
------------------------------------------------------------- -------------------------------------------------------------
Common stocks: Securities that represent shares of            We invest at least 65% of the Fund's total assets in
ownership in a corporation. Stockholders participate in the   equity securities (including common stocks, preferred
corporation's profits and losses, proportionate to the        stocks, convertible securities and warrants or rights).
number of shares they own.                                    Generally, however, we invest 90% to 100% of net assets
                                                              in common stock. We may invest in companies of any size.
------------------------------------------------------------- -------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of        Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities,     investment for the Fund's cash position. In order to enter
in which the seller agrees to buy the securities back         into these repurchase agreements, the Fund must have
within a specified time at the same price the buyer paid      collateral of at least 102% of the repurchase price. We
for them, plus an amount equal to an agreed upon interest     will only enter into repurchase agreements in which the
rate. Repurchase agreements are often viewed as equivalent    collateral is comprised of U.S. government securities.
to cash.
------------------------------------------------------------- -------------------------------------------------------------
Restricted securities: Privately-placed securities whose      We may invest in privately-placed securities including
resale is restricted under U.S. securities laws.              those that are eligible for resale only among certain
                                                              institutional buyers without registration, which are
                                                              commonly known as Rule 144A Securities. Restricted
                                                              securities that are determined to be illiquid may not
                                                              exceed the Fund's 15% limit on illiquid securities.
------------------------------------------------------------- -------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 15% of the Fund's net assets in
market and cannot be easily sold, within seven days, at       illiquid securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
------------------------------------------------------------- -------------------------------------------------------------

The Fund may also invest in other securities  including futures,  options,  debt securities of government or corporate issuers and investment company securities.
The Fund may  invest up to 10% of net assets in  foreign  securities,  including
American  Depositary  Receipts  and Global  Depositary  Receipts;  however,  the manager  has no  present  intention  of doing so.  Please see the  Statement  of
Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions,  though the Fund normally does not do so.
The Fund will be  required to pay  interest to the lending  banks on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its  investment  objective.  The Fund will not purchase new  securities  if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary  defensive  purposes,  the Fund may hold a substantial part of its assets in high quality fixed-income securities, cash or cash equivalents. To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------------------------- -------------------------------------------------------------
                           Risks                                              How we strive to manage them
------------------------------------------------------------- -------------------------------------------------------------
Market risk is the risk that all or a majority of the         We maintain a long-term investment approach and focus on
securities in a certain market - - like the stock or bond     securities that we believe can appreciate over an extended
market -- will decline in value because of factors such as    period of time regardless of interim market fluctuations.
economic conditions, future expectations or investor          We do not try to predict overall stock market movements and
confidence.                                                   though we may hold securities for any amount of time, we
                                                              generally do not trade for short-term purposes.
------------------------------------------------------------- -------------------------------------------------------------
Industry and security risk: Industry risk is the risk that    We limit the amount of the Fund's assets invested in any
the value of securities in a particular industry will         one industry and in any individual security. We also follow
decline because of changing expectations for the              a rigorous selection process when choosing securities and
performance of that industry.  Securities risk is the risk    continually monitor them while they remain in the portfolio.
that the value of an individual stock or bond will decline
because of changing expectations for the performance of
that individual company issuing the stock or bond.
------------------------------------------------------------- -------------------------------------------------------------
Company size risk is the risk that prices of small and        We seek opportunities among companies of all sizes.
medium-size companies may be more volatile than those of      Because the Fund's portfolio does not concentrate
larger companies because of limited financial resources or    specifically on small- or medium-size companies, this risk
dependence on narrow product lines.                           may be balanced by our holdings of large companies.
------------------------------------------------------------- -------------------------------------------------------------
Interest rate risk is the risk that securities will           We analyze each company's financial situation and its cash
decrease in value if interest rates rise. The risk is         flow to determine the company's ability to finance future
generally associated with bonds; however, because small-      expansion and operations.  The potential effect that rising
and medium-size companies often borrow money to finance       interest rates might have on a stock is taken into
their operations, they may be adversely affected by rising    consideration before the stock is purchased.
interest rates.
------------------------------------------------------------- -------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be   We limit exposure to illiquid securities to 15% of the
readily sold, within seven days, at approximately the price   Fund's net assets.
that the Fund has valued them.
------------------------------------------------------------- -------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.60% of average daily net assets during the last fiscal year, net of fee waivers.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended October 31, 2005.

Portfolio managers
Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier,  Daniel J. Prislin and Gregory M.  Heywood have primary  responsibility for making  day-to-day  investment  decisions for the Fund.  Messrs.  Van Harte,
Bonavico,  Broad,  Fortier  and  Prislin  joined  the  Manager in April 2005 and assumed  responsibility  for the Fund in May 2005. Each team member presents his investment  recommendations  to the other team members and investment  decisions are made as a group.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy  and  managed  portfolios  in that  discipline  for more than 20 years.
Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van
Harte, who also managed  institutional  separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State  University at
Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University of California at Los Angeles and his  bachelor's  degree in economics from Colgate University, and is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky,  is a CFA  charterholder and is a member of the Security
Analysts of San Francisco.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Gregory M. Heywood, Vice President,  Portfolio Manager,  Equity Analyst,  joined
Delaware Investments in April 2005 and is a portfolio manager and analyst on the
Focus  Growth  Equity  team.  He  was  most  recently  a  research   analyst  at
Transamerica  Investment  Management.  Before joining  Transamerica  in 2004, he worked  for Wells  Capital  Management  from 2003 to 2004 and  Montgomery  Asset
Management  from 1996 to 2003. Mr. Heywood  received a bachelor's  degree and an
MBA  from the  University  of  California  at  Berkeley.  Mr.  Heywood  is a CFA
charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    Mellon Bank, N.A.
2005 Market Street                                                                             One Mellon Center
Philadelphia, PA 19103-7094                                     The Fund                       Pittsburgh, PA 15258

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 8 for details)
                                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules adopted by the U.S.  Securities and Exchange  Commission  (SEC)
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most  mutual  funds  continuously offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover Individual Retirement Accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Fund's  Manager,  or its  affiliates  and clients of  Delaware  Investments
     Advisers,  an  affiliate of the Manager,  as well as  affiliates  and their corporate  sponsors,  subsidiaries,  related  employee  benefit  plans  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     "Code") for which the Fund's  Manager,  Distributor or service agent or one or  more  of  their  affiliates  provide  record  keeping,  administrative, investment management, marketing, distribution or similar services; and

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       10

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments,P.O.  Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 510-4015.

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       11

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 510-4015.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request,  and for  redemptions  of more than $100,000, you must  include a signature  guarantee  for each owner.  You can also fax your written  request to 267 256-8990.  Signature  guarantees  are also required when redemption  proceeds are going to an address other than the address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       12

How to redeem shares (continued)

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after  the  close of  regular  trading  on the NYSE,  you will  receive  the NAV determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R)  Fund. We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

The following  limitation on exchanges  applies only to those investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals  who are  currently  portfolio  managers  at the  Manager  and who purchased their shares on or before April 1, 2006.  These investors may exchange all or part of their  institutional  shares of the Fund  only for  shares of the same  class in  another  Delaware  Investments(R)  Fund  that  are  specifically available for purchase by these individuals as stated in the Fund's prospectus.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

                                       13

About your account (continued)

Frequent trading of Fund shares (continued)

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - - that is,  purchases into a fund followed quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       14

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund  expects to declare and  distribute  all of its net  investment income,  if any,  to  shareholders  as  dividends  annually.  The Fund will also distribute net capital gains, if any,  annually.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

                                       15

About your account (continued)

Dividends, distributions and taxes (continued)

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains,  and could also increase  transaction  costs or portfolio  turnover.  The
Manager  will  monitor  transactions  by the funds of funds and will  attempt to minimize any adverse effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       16

Financial highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Select Growth Fund                                                              Institutional Class
                                                                                                  Year ended
                                                                                                        4/30
                                                      2006         2005         2004         2003       2002

Net asset value, beginning of period               $20.900      $21.060      $16.970      $20.570    $25.170

Income (loss) from investment operations:
Net investment loss(1)                             (0.024)      (0.118)      (0.121)      (0.106)    (0.139)
Net realized and unrealized gain (loss) on
  investments                                        6.944      (0.042)        4.211      (3.494)    (4.461)
                                                   -------      -------      -------      -------    -------
Total from investment operations                     6.920      (0.160)        4.090      (3.600)    (4.600)
                                                   -------      -------      -------      -------    -------

Net asset value, end of period                     $27.820      $20.900      $21.060      $16.970    $20.570
                                                   =======      =======      =======      =======    =======

Total return(2)                                     33.11%      (0.76)%       24.10%     (17.50%)   (18.28%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $46,152      $31,883      $42,410      $36,080    $53,381
Ratio of expenses to average net assets              1.30%        1.27%        1.25%        1.25%      1.20%
Ratio of expenses to average net assets
  prior to expense limitation and expense
  paid indirectly                                    1.45%        1.45%        1.61%        1.58%      1.25%
Ratio of net investment loss to average net
  assets                                           (0.10%)      (0.60%)      (0.62%)      (0.67%)    (0.61%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expense paid indirectly                          (0.25%)      (0.78%)      (0.98%)      (1.00%)    (0.66%)
Portfolio turnover                                    124%          72%          82%          69%       127%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       17

Financial highlights (continued)

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions:  From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       18

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

                                       19

Glossary (continued)

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 3000 Growth Index
The  Russell  3000  Growth  Index  is  an  unmanaged  index  that  measures  the performance  of those  Russell 3000 Index  companies  with higher  price-to-book ratios and higher  forecasted  growth values.  The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       20

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 510-4015. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       21

Delaware
Investments(R)
A member of Lincoln Financial Group

Contact information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Delaware Fund Symbols
Delaware Select Growth Fund
                                             CUSIP             NASDAQ
Institutional Class                        928931757            VAGGX

Investment Company Act file number: 811-04547

P-442 [4/30] IVES 8/05                                       MF-06-07-377PO11164

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 28, 2006

                            VOYAGEUR MUTUAL FUNDS III
                          Delaware Large Cap Core Fund
                           Delaware Select Growth Fund

                 2005 Market Street, Philadelphia, PA 19103-7094

       For more information about Institutional Class Shares: 800362-7500

      For Prospectuses, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services (BROKER/DEALERS ONLY): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Large Cap Core Fund and Delaware  Select Growth Fund (each a "Fund" and collectively,  the "Funds"),  which are series of Voyageur Mutual Funds III (the
"Trust").  Delaware  Large Cap Core  Fund  offers  Class A, C, and R Shares  and
Institutional Class Shares. Delaware Select Growth Fund offers Class A, B, C and
R Shares  (collectively with the Delaware Large Cap Core Fund's Class A, C and R
Shares,  the "Fund Classes") and Institutional  Class Shares.  All references to
"shares"  in this Part B refer to all  classes  of shares of the  Funds,  except where noted. The Funds' investment  advisor is Delaware  Management  Company,  a series of Delaware Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Funds,  each dated August 28, 2006, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address  or by  calling  the above  phone  numbers.  The  Select  Growth  Fund's financial  statements,  the notes relating thereto, the financial highlights and the report of independent  registered public accounting firm are incorporated by reference  from the Annual  Reports  into this Part B. The Annual  Reports  will accompany  any request for Part B. The Annual  Reports can be obtained,  without charge, by calling 800 523-1918.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                   Page                                                     Page
-------------------------------------------------- ------ ------------------------------------------------ -------
Organization and Classification                      2    Purchasing Shares                                   34
-------------------------------------------------- ------ ------------------------------------------------ -------
Investment Objectives, Restrictions and Policies     2    Investment Plans                                    45
-------------------------------------------------- ------ ------------------------------------------------ -------
Investment Strategies and Risks                      5    Determining Offering Price and Net Asset Value      48
-------------------------------------------------- ------ ------------------------------------------------ -------
Disclosure of Portfolio Holdings Information        17    Redemption and Exchange                             49
-------------------------------------------------- ------ ------------------------------------------------ -------
Management of the Trust                             19    Distributions and Taxes                             56
-------------------------------------------------- ------ ------------------------------------------------ -------
Investment Manager and Other Service Providers      25    Performance Information                             62
-------------------------------------------------- ------ ------------------------------------------------ -------
Portfolio Managers                                  29    Financial Statements                                62
-------------------------------------------------- ------ ------------------------------------------------ -------
Trading Practices and Brokerage                     32    Principal Holders                                   63
-------------------------------------------------- ------ ------------------------------------------------ -------
Capital Structure                                   34    Appendix A - Description of Ratings                 A-1
-------------------------------------------------- ------ ------------------------------------------------ -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The  Trust  was  organized  as  a  Pennsylvania  business  trust  in  1981, reorganized  as a Maryland  corporation  in 1990 and  further  reorganized  as a
Delaware statutory trust on December 15, 1999.

     Classification The Trust is an open-end management  investment company. The
Funds' portfolio of assets is "diversified" as defined by the Investment Company
Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's investment  objectives are described in the Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order  thereunder,  or U.S.  Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers  primarily  engaged in the same industry,  provided that this  restriction  does not limit the Fund from  investing  in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt securities or certificates of deposits.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       2

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses, the Funds will be subject to the following investment restriction, which is considered  non-fundamental and may be changed by the Board of Trustees without  shareholder  approval.  Each Fund may not  invest  more than 15% of its assets, collectively,  in illiquid investments and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange.

     With respect to Delaware Select Growth Fund only:

     1. The Fund is permitted to invest in other investment companies, including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

     2. The Fund may not invest  more than 15% of its net  assets in  securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

     3. The Fund will not borrow  money,  except  that the Fund may borrow  from banks for  temporary or  emergency  (not  leveraging)  purposes,  including  the meeting of redemption  requests and cash payments of dividends and distributions that might  otherwise  require the untimely  disposition  of  securities,  in an amount not to exceed 20% of the value of the Fund's total assets  (including the amount  borrowed)  valued at market less  liabilities  (not including the amount borrowed) at the time the borrowing is made.  Whenever  borrowings  exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

     4. The Fund will not lend money to other persons, except through purchasing debt  obligations,  lending  portfolio  securities and entering into  repurchase agreements.

     5. The Fund will  invest no more than 25% of the value of its total  assets in securities of issuers in any one industry.  For purposes of this restriction, the term industry will be deemed to include the  government of any country other than the United States, but not the U.S. government.

     6. The Fund will not  purchase or sell real  estate or real estate  limited partnership interests,  except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

     7. The Fund will not purchase or sell  commodities or commodity  contracts, except futures contracts and related options and other similar contracts.

     8. The Fund will not act as an underwriter  of securities,  except that the
Fund may acquire securities under circumstances in which, if the securities were sold,  the Fund might be deemed to be an  underwriter  for  purposes of the 1933
Act.

     9. The  Fund  will not  invest  in oil,  gas or  other  mineral  leases  or exploration or development programs.

     10. The Fund will not purchase any investment company security,  other than a  security  acquired  pursuant  to a plan  of  reorganization  or an  offer  of exchange, if as a result of the purchase (i) the Fund would own

                                       3

more  than 3% of the  total  outstanding  voting  securities  of any  investment company,  (ii) more than 5% of the value of the  Fund's  total  assets  would be invested in securities of any one  investment  company or (iii) more than 10% or the Fund's  total assets would be invested in  securities  issued by  investment companies.

     11. The Fund will not participate on a joint or joint-and-several  basis in any securities trading account.

     12.  The Fund  will not make  investments  for the  purpose  of  exercising control or management.

     13.  The Fund  will  not  purchase  any  security,  if as a  result  of the purchase,  the Fund would then have more than 5% of its total assets invested in securities of companies  (including  predecessors)  that have been in continuous operation for fewer than three years.

     14. The Fund will not  purchase or retain  securities  of any issuer if, to the  knowledge  of the Fund,  any of the  Trust's  trustees  or  officers or any
officer  or   trustee/director   of  the   investment   manager  or  sub-advisor
individually  owns more than 0.5% of the  outstanding  securities of the company and together they own beneficially more than 5% of the securities.

     15. The Fund will not invest in warrants  (other than warrants  acquired by the Fund as part of a unit or attached to  securities  at the time of  purchase)
if, as a result,  the investments  (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the
Fund's net assets may be invested in warrants not listed on a recognized foreign or domestic stock exchange.

     16. The Fund will not purchase  securities on margin,  except that the Fund may obtain any short-term  credits  necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation  margin in connection with futures  contracts or options on futures contracts will not be deemed to be a purchase of securities on margin.

     17. The Fund will not make short  sales of  securities  or maintain a short position,  unless at all times when a short  position is open,  the Fund owns an equal amount of the securities or securities  convertible  into or  exchangeable for, without payment of any further consideration,  securities of the same issue as, and equal in amount to, the securities sold short.

     In  addition,  Delaware  Select  Growth  Fund  may  make  commitments  more restrictive than the  restrictions  listed above so as to permit the sale of the
Fund's shares in certain states.  Should the Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders,  the Fund will revoke the commitment by terminating  the sale of the Fund's shares in the state involved.

                                      * * *

     For  purposes of each Fund's  concentration  policy,  each Fund  intends to comply with the SEC staff  position that  securities  issued or guaranteed as to principal and interest by any single  foreign  government  are  considered to be securities  of issuers in the same  industry.  In applying each Fund's policy on concentration:  (i)  utility  companies  will  be  divided  according  to  their services,  for example, gas, gas transmission,  electric and telephone will each be considered a separate  industry;  (ii)  financial  service  companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

     Any  investment   restriction  which  involves  a  maximum   percentage  of
securities  or assets shall not be  considered  to be violated  unless an excess over the  applicable  percentage  occurs  immediately  after an  acquisition  of securities or utilization of assets and such excess results therefrom.

                                       4

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds may engage in active trading of portfolio securities, which means that the portfolio turnover may exceed 100%.

     For the fiscal  years ended April 30, 2006 and 2005,  the Funds'  portfolio turnover rates were as follows:

--------------------------------------- ------------- -------------
                                                2006          2005
--------------------------------------- ------------- -------------
Delaware Large Cap Core Fund*                    N/A           N/A
--------------------------------------- ------------- -------------
Delaware Select Growth Fund                     124%           72%
--------------------------------------- ------------- -------------

*    The Fund commenced operations on August 31, 2006.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectuses.

Convertible Securities
     Convertible  securities  entitle  the  holder to receive  interest  paid or accrued on debt or the dividend  paid on preferred  stock until the  convertible securities mature or are redeemed,  converted or exchanged. Prior to conversion, convertible securities have characteristics  similar to ordinary debt securities in that they normally  provide a stable stream of income with  generally  higher yields than those of common  stock of the same or similar  issuers.  Convertible securities rank senior to common stock in a corporation's  capital structure and therefore  generally  entail  less risk  than the  corporation's  common  stock, although the extent to which such risk is reduced  depends in large measure upon the  degree  to which  the  convertible  security  sells  above  its  value as a fixed-income security.

     The value of convertible securities is a function of their investment value
(determined  by yield in  comparison  with the  yields  of other  securities  of comparable  maturity and quality that do not have a  conversion  privilege)  and their  conversion  value (their worth,  at market value,  if converted  into the underlying  common  stock).  The investment  value of convertible  securities is influenced by changes in interest  rates,  with  investment  value  declining as interest rates  increase and  increasing as interest  rates decline,  and by the credit  standing  of the  issuer  and other  factors.  The  conversion  value of convertible  securities  is  determined  by the market  price of the  underlying common stock. If the conversion  value is low relative to the investment  value, the  price  of the  convertible  securities  is  governed  principally  by their investment  value. To the extent the market price of the underlying common stock approaches  or  exceeds  the  conversion  price,  the  price of the  convertible securities  will be  increasingly  influenced  by  their  conversion  value.  In addition, convertible securities generally sell at a

                                       5

premium over their  conversion value determined by the extent to which investors place value on the right to acquire the  underlying  common stock while  holding fixed-income securities.

     Capital  appreciation  for Delaware  Large Cap Core Fund may result from an improvement in the credit standing of an issuer whose securities are held in the
Fund or from a general  lowering of interest  rates,  or a combination  of both.
Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general  increase  in  interest  rates may be  expected to result in capital depreciation to the Fund.

     In general,  investments in non-investment grade convertible securities are subject  to a  significant  risk of a change in the credit  rating or  financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than  investments of higher rated fixed-income  securities.  Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated  securities,  which react more to  fluctuations in the general level of interest  rates. A Fund will  generally  reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the  economy  and  financial  markets.  However,  while  diversification reduces the effect on the Fund of any single investment,  it does not reduce the overall risk of investing in lower rated securities.

Debt Securities
     In pursuing its investment objective, each Fund may invest up to 35% of its total assets in debt securities of corporate and governmental issuers. The risks inherent  in debt  securities  depend  primarily  on the term and quality of the obligations in a Fund's portfolio as well as on market conditions.  A decline in the prevailing  levels of interest rates  generally  increases the value of debt securities,  while an  increase  in rates  usually  reduces  the  value of those securities.

     Investments  in debt  securities by a Fund are limited to those that are at the time of investment within the four highest grades (generally  referred to as an investment  grade)  assigned by a nationally  recognized  statistical  rating organization  or, if  unrated,  are  deemed to be of  comparable  quality by the
Manager.  If a change in credit  quality  after  acquisition  by a Fund causes a security to no longer be investment  grade, a Fund will dispose of the security, if necessary,  to keep its holdings to 5% or less of the Fund's net assets.  See
"Credit Quality" below. Debt securities rated Baa by Moody's Investors  Service,
Inc.  ("Moody's")  and BBB by  Standard & Poor's  ("S&P"),  although  considered investment  grade,  have  speculative  characteristics  and  changes in economic circumstances  are more likely to lead to a weakened  capacity to make principal and interest payments than is the case with higher grade bonds.

     When a Fund's Manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable,  a Fund may invest without  limitation in  high-quality  fixed income  securities or hold assets in cash or cash equivalents.

     Credit Quality. Any bond in which the Funds invest will be rated investment grade. As has been the industry  practice,  this determination of credit quality is made at the time a Fund  acquires the bond.  However,  because it is possible that  subsequent  downgrades  could  occur,  if a bond  held by a Fund is  later downgraded,  the Manager,  under the supervision of the Board of Trustees,  will consider  whether it is in the best interest of the Fund's  shareholders to hold or to dispose of the bond.  Among the  criteria  that may be  considered  by the
Manager  and the Board are the  probability  that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund's net asset value
("NAV"),  and the total  percentage,  if any,  of bonds  currently  rated  below investment grade held by the Fund. In no event, however, will a Fund invest more than 5% of its net assets in bonds rated lower than investment grade.

     Non-investment  grade  securities  have  moderate  to  poor  protection  of principal  and interest  payments  and have  speculative  characteristics.  They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than  investment-grade debt securities.  Because the market for lower-rated  securities  may be thinner and less  active  than for  higher-rated securities, there may be market price volatility for these

                                       6

securities and limited  liquidity in the resale market.  Market prices for these securities may decline  significantly in periods of general economic  difficulty or rising interest rates.

Depositary Receipts
     Each Fund may invest up to 10% of its total  assets in foreign  securities.
Foreign  securities  may  include  American   Depositary   Receipts  and  Global
Depositary  Receipts.  There are  substantial  and different  risks  involved in investing  in foreign  securities.  An  investor  should  consider  these  risks carefully.  For example,  there is generally less publicly available information about foreign  companies than is available about  companies in the U.S.  Foreign companies are not subject to uniform audit and  financial  reporting  standards, practices and requirements comparable to those in the U.S.

     Foreign  securities  involve  currency  risks.  The U.S.  dollar value of a foreign  security  tends to decrease  when the value of the dollar rises against the foreign  currency in which the security is denominated and tends to increase when the value of the  dollar  falls  against  such  currency.  Fluctuations  in exchange  rates may also affect the earning power and asset value of the foreign entity issuing the security.  Dividend and interest  payments may be returned to the country of origin,  based on the exchange rate at the time of  disbursement, and restrictions on capital flows may be imposed.  Losses and other expenses may be  incurred  in  converting  between  various  currencies  in  connection  with purchases and sales of foreign securities.

     Foreign  stock markets are generally not as developed or efficient as those in the U.S. In most foreign  markets  volume and  liquidity are less than in the
U.S.  and, at times,  volatility  of price can be greater  than that in the U.S.
Fixed  commissions  on foreign stock  exchanges  are  generally  higher than the negotiated  commissions on U.S.  exchanges.  There is generally less  government supervision  and  regulation of foreign stock  exchanges,  brokers and companies than in the U.S.

     There is also the  possibility of adverse changes in investment or exchange control regulations,  expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments  which could  adversely  affect  investments,  assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially  impair its operations as described, although this could change at any time.

     The  Funds may be  subject  to  foreign  withholding  taxes on income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

Futures and Options
     Each Fund may  purchase  put and call  options and engage in the writing of covered  call  options and secured  put  options,  and employ a variety of other investment  techniques.  Specifically,  the Funds may engage in the purchase and sale of stock index  future  contracts,  interest  rate futures  contracts,  and options on such  futures,  all as described  more fully below.  Such  investment policies and techniques may involve a greater degree of risk than those inherent in more  conservative  investment  approaches.  The  Funds  will  engage in such transactions  only to hedge existing  positions,  and it will not engage in such transactions  for the purposes of  speculation  or leverage.  The Funds will not engage in such options or futures  transactions unless it receives any necessary regulatory approvals permitting them to engage in such transactions.

     Options on Securities.  To hedge against adverse market shifts,  a Fund may purchase put and call options on securities held in its portfolio.  In addition, a Fund may seek to increase its income in an amount  designed to meet  operating expenses or may hedge a portion of its  portfolio  investments  through  writing
(that is,  selling)  "covered" put and call options.  A put option  provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying  security at a specified price at any time during or at the end of the option period. In contrast,  a call option gives the purchaser the right to buy the underlying  security  covered by the option from the writer of the option at the stated exercise  price. A covered call option  contemplates that,  for so long as a Fund is obligated  as the writer of the option,  it will own (i) the  underlying  securities  subject  to the  option or (ii)  securities convertible into, or exchangeable  without the payment of any consideration for, the securities subject to the option. The value of the underlying  securities on which covered

                                       7

call  options  will be  written at any one time by a Fund will not exceed 25% of the Fund's total assets.  A Fund will be considered  "covered" with respect to a put  option it  writes  if, so long as it is  obligated  as the  writer of a put option,  it deposits and maintains  with its  custodian  cash,  U.S.  government securities or other liquid  high-grade debt obligations  having a value equal to or greater than the exercise price of the option.

     The Funds may purchase  options on securities that are listed on securities exchanges or that are traded over-the-counter.  As the holder of a put option, a
Fund has the  right to sell the  securities  underlying  the  option  and as the holder of a call  option,  the Fund has the  right to  purchase  the  securities underlying the option,  in each case at the option's  exercise price at any time prior to, or on, the options  expiration date. A Fund may choose to exercise the options  it  holds,  permit  them to  expire or  terminate  them  prior to their expiration  by entering  into  closing  sale  transactions.  In entering  into a closing sale transaction,  a Fund would sell an option of the same series as the one it has purchased.

     A Fund receives a premium when it writes call options,  which increases the
Fund's  return  on the  underlying  security  in the event  the  option  expires unexercised  or is closed out at a profit.  By writing a call, a Fund limits its opportunity  to profit from an increase  in the market  value of the  underlying security  above  the  exercise  price of the  option  for as long as the  Fund's obligation as writer of the option continues.  A Fund receives a premium when it writes put options, which increases the Fund's return on the underlying security in the event the option  expires  unexercised  or is closed out at a profit.  By writing a put, a Fund limits its  opportunity  to profit from an increase in the market value of the  underlying  security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total  return from its hedged  positions  than it would have  received  from its underlying securities if unhedged.

     In  purchasing a put option,  a Fund seeks to benefit from a decline in the market price of the underlying security,  whereas in purchasing a call option, a
Fund seeks to benefit  from an  increase in the market  price of the  underlying security.  If an option purchased is not sold or exercised when it has remaining value,  or if the market price of the  underlying  security  remains equal to or greater than the exercise  price,  in the case of a put, or remains  equal to or below the exercise price, in the case of a call,  during the life of the option, a Fund will lose its investment in the option.  For the purchase of an option to be  profitable,  the  market  price  of the  underlying  security  must  decline sufficiently  below the exercise  price, in the case of a put, and must increase sufficiently  above  the  exercise  price,  in the case of a call,  to cover the premium and transaction costs.  Because option premiums paid by a Fund are small in relation  to the market  value of the  investments  underlying  the  options, buying options can result in large amounts of leverage.  The leverage offered by trading in options  could cause a Fund's NAV to be subject to more  frequent and wider fluctuations than would be the case if a Fund did not invest in options.

     The Funds will purchase call options on stock index futures  contracts if a
Fund's  investment  advisor  anticipates a market rally.  The purchase of a call option  on a stock  index  futures  contract  represents  a means  of  obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. A Fund will purchase a call  option  on a stock  index  futures  contract  to hedge  against a market advance  when the  Fund is  holding  cash.  A Fund  can  take  advantage  of the anticipated rise in the value of equity securities  without actually buying them until the market is stabilized.  At that time, the options can be liquidated and the Fund's cash can be used to buy portfolio securities.

     The Funds will write call  options on stock index  futures  contracts  if a
Fund's investment advisor  anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable.  If the futures contract price at expiration of the option is below the exercise  price,  the option will not be exercised and the Fund will retain the full amount of the option premium.
Such amount  provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

     The Funds will write put  options on stock  index  futures  contracts  if a
Fund's investment advisor anticipates a market rally. As the market appreciates, a put option on a stock index futures  contract  becomes less  valuable.  If the futures  contract  price at  expiration  of the  option  has risen due to market appreciation and is above

                                       8

the exercise  price,  the option will not be exercised  and the Fund will retain the full amount of the option premium.  Such amount can then be used by the Fund to buy portfolio securities when the market has stabilized.

     Over-the-Counter  ("OTC") Options.  The Funds may purchase OTC options. OTC options  differ  from  exchange-traded  options  in several  respects.  They are transacted directly with dealers and not with a clearing corporation,  and there is a risk of  non-performance  by the  dealer.  However,  the premium is paid in advance by the  dealer.  OTC  options  are  available  for a greater  variety of securities and foreign currencies,  and in a wider range of expiration dates and exercise  prices  than  exchange-traded  options.  Since  there is no  exchange, pricing is normally done by reference to information from a market maker,  which information  is carefully  monitored or caused to be monitored by the investment manager and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it  voluntarily only by entering into a closing transaction.  In the case of OTC options,  there can be no assurance that a continuous liquid secondary market will exist for any particular  option at any  specific  time.  Consequently,  a Fund may be able to realize the value of an OTC option it has  purchased  only by  exercising  it or entering  into a closing  sale  transaction  with the  dealer  that  issued  it.
Similarly,  when a Fund writes an OTC option,  it  generally  can close out that option  prior  to its  expiration  only  by  entering  into a  closing  purchase transaction  with the  dealer  to which it  originally  wrote the  option.  If a covered call option writer cannot effect a closing  transaction,  it cannot sell the  underlying  security or foreign  currency  until the option  expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an  underlying  security  even  though  it  might  otherwise  be advantageous to do so.  Likewise,  the writer of a covered OTC put option may be unable to sell the  securities  pledged to secure  the put for other  investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it  difficult to terminate  its position on a timely basis in the absence of a secondary market.

     The Funds may purchase and write  over-the-counter  put and call options in negotiated transactions.  The staff of the SEC has previously taken the position that the value of  purchased  OTC  options  and the assets  used as "cover"  for written OTC options are illiquid  securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities.  However, the staff has eased its  position  somewhat in certain  limited  circumstances.  The
Funds will attempt to enter into  contracts  with certain  dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to  repurchase  the  options it writes at any time at a  repurchase  price which  represents  the fair market  value,  as  determined in good faith through negotiation  between  the  parties,  but which in no event  will  exceed a price determined  pursuant  to a  formula  contained  in the  contract.  Although  the specific  details of such  formula may vary among  contracts,  the formula  will generally be based upon a multiple of the premium received by a Fund for writing the  option,  plus the amount,  if any, of the  option's  intrinsic  value.  The formula  will also  include a factor to account for the  difference  between the price of the security and the strike price of the option.  If such a contract is entered into, a Fund will count as illiquid only the initial formula price minus the options intrinsic value.

     The Funds will enter into such contracts only with primary U.S.  government securities dealers recognized by the Federal Reserve Bank of New York. Moreover,
such primary  dealers will be subject to the same  standards as are imposed upon dealers with which the Funds enter into repurchase agreements.

     Securities  Index  Options.  In  seeking  to hedge all or a portion  of its investment,  the Funds may purchase and write put and call options on securities indexes listed on securities exchanges, which indexes include securities held in a Fund's portfolio.

     A securities  index  measures the movement of a certain  group of stocks or debt securities by assigning  relative values to the securities  included in the index.  Options  on  securities  indexes  are  generally  similar  to options on specific securities. Unlike options on specific securities,  however, options on securities  indexes do not involve the delivery of an underlying  security;  the option in the case of an option on a stock index represents the holders right to obtain  from the  writer  in cash a fixed  multiple  of the  amount by which the exercise  price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

                                       9

     When a Fund writes an option on a  securities  index,  it will  establish a segregated account with its custodian, or a designated sub-custodian, in which a
Fund will deposit cash,  U.S.  government  securities or other liquid high grade debt obligations in an amount equal to the market value of the option,  and will maintain the account while the option is open.

     Securities  index  options are subject to position and exercise  limits and other  regulations  imposed by the exchange on which they are traded.  If a Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase  transaction,  which is accomplished by purchasing an option of the same  series as the  option  previously  written.  The  ability of a Fund to engage in closing purchase transactions with respect to securities index options depends  on the  existence  of a liquid  secondary  market.  Although  the Funds generally  purchase or write securities index options only if a liquid secondary market for the options  purchased  or sold appears to exist,  no such  secondary market may exist, or the market may cease to exist at some future date, for some options.  No assurance can be given that a closing  purchase  transaction can be effected when a Fund desires to engage in such a transaction.

     Risks Relating to Purchase and Sale of Options on Stock  Indexes.  Purchase
and sale of options on stock  indexes by the Funds are subject to certain  risks that are not present with options on securities.  Because the  effectiveness  of purchasing or writing stock index  options as a hedging  technique  depends upon the extent to which price movements in a Fund's portfolio  correlates with price movements in the level of the index rather than the price of a particular stock, whether a Fund will  realize a gain or loss on the  purchase  or  writing  of an option on an index  depends  upon  movements in the level of stock prices in the stock market  generally  or, in the case of certain  indexes,  in an industry or market  segment,  rather  than  movements  in the price of a  particular  stock.
Accordingly,  successful  use by a Fund of options on indexes will be subject to the ability of the Manager to correctly  predict  movements in the  direction of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.
In the event a Fund's advisor is  unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

     Index prices may be distorted if trading of certain stocks  included in the index is  interrupted.  Trading  in index  options  also may be  interrupted  in certain circumstances, such as if trading were halted in a substantial number of stocks  included  in the index.  If this  occurred,  a Fund would not be able to close out options  which it had  purchased  or written and, if  restrictions  on exercise  were  imposed,  might be unable to exercise an option it holds,  which could result in  substantial  losses to the Fund.  However,  it will be a Fund's policy to purchase or write  options only on indexes  which include a sufficient number  of  stocks  so that the  likelihood  of a  trading  halt in the index is minimized.

     Futures Contracts and Options on Futures Contracts.  The Funds may purchase and sell stock index futures  contracts.  The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. Hedging permits the
Funds to gain rapid  exposure to or protect  itself from  changes in the market.
For example,  a Fund may find itself with a high cash  position at the beginning of a market rally.  Conventional procedures of purchasing a number of individual issues  entail the lapse of time and the  possibility  of missing a  significant market  movement.  By using  futures  contracts,  the Fund can obtain  immediate exposure to the market and benefit  from the  beginning  stages of a rally.  The buying  program can then proceed,  and once it is completed (or as it proceeds), the  contracts  can be  closed.  Conversely,  in the  early  stages  of a market decline,  market  exposure can be promptly  offset by entering  into stock index futures  contracts to sell units of an index and  individual  stocks can be sold over a longer period under cover of the resulting short contract position.

     The futures contracts in which a Fund may invest have been developed by and are traded on national  commodity  exchanges.  Stock index futures contracts are commodity contracts listed on commodity exchanges. Stock index futures contracts may be based upon  broad-based  stock  indexes  such as the Russell  3000 Growth
Index and  Standard & Poor's 500 Index  ("S&P 500  Index") or upon  narrow-based stock indexes.  A stock index assigns  relative values to common stocks included in the index and the index  fluctuates  with the value of the  common  stocks so included.  A futures contract is a legal agreement between a buyer or seller and the clearing

                                       10

house of a futures exchange in which the parties agree to make a cash settlement on a  specified  future date in an amount  determined  by the stock index on the last  trading  day of the  contract.  The amount is a  specified  dollar  amount
(usually $100 or $500) times the difference  between the index value on the last trading day and the value on the day the contract was struck.

     A buyer  entering into a stock index futures  contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the  actual  value of the stock  index on the last day of the  contract  and the value of the stock index  established  by the  contract.  A Fund may assume both
"long" and "short" positions with respect to futures contracts.  A long position involves  entering into a futures  contract to buy a commodity,  whereas a short position involves entering into a futures contract to sell a commodity.

     The  purpose  of  trading  futures  contracts  is to  protect  a Fund  from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures  contracts  sold by the Fund, an increase in the value of the futures contracts could only mitigate,  but not totally offset, the decline in the value of the Fund's assets.  No consideration is paid or received by a Fund upon trading a futures contract.  Upon trading a futures  contract,  a
Fund will be required to deposit in a segregated account with its custodian,  or designated  sub-custodian,  an amount of cash,  short-term  securities issued or
guaranteed  by  the  U.S.  government  or  its  agencies  or   instrumentalities
("Government   Securities")  or  other  U.S.   dollar-denominated,   high-grade,
short-term  money market  instruments  equal to  approximately  1% to 10% of the contract  amount  (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as  "initial  margin" and is in the nature of a  performance  bond or good faith deposit on the  contract  that is  returned  to a Fund upon  termination  of the futures contract, assuming that all contractual obligations have been satisfied;
the broker will have access to amounts in the margin  account if a Fund fails to meet its  contractual  obligations.  The  nature of  initial  margin in  futures transactions  is different from that of margin in security  transactions in that futures contract margin does not involve  borrowing funds by the Fund to finance the transactions.  Rather,  the initial margin is in the nature of a performance bond or good faith  deposit on the  contract  that is  returned to the Fund upon termination  of the contract,  assuming all  contractual  obligations  have been satisfied.

     Subsequent  payments,  known as "variation margin," to and from the broker, will be made daily as the price of the  currency or  securities  underlying  the futures contract fluctuates,  making the long and short positions in the futures contract  more or less  valuable,  a process known as  "marking-to-market."  For example,  when the Fund enters into a contract in which it benefits  from a rise in the value of an index and the price of the underlying  stock index has risen, the Fund will receive from the broker a variation  margin  payment equal to that increase  in value.  Conversely,  if the  price of the  underlying  stock  index declines,  the Fund would be required to make a variation  margin payment to the broker equal to the decline in value.  At any time prior to the  expiration of a futures  contract,  a Fund may elect to close a position  by taking an  opposite position,  which will  operate to  terminate a Fund's  existing  position in the contract.

     Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. A Fund does not use leverage when it enters into long futures or options contracts; a Fund places in a segregated  account with its  custodian,  or  designated  sub-custodian,  with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

     The Funds may trade stock index futures  contracts to the extent  permitted under  rules  and  interpretations  adopted  by the  Commodity  Futures  Trading
Commission (the "CFTC").  U.S. futures contracts have been designed by exchanges that  have been  designated  as  "contract  markets"  by the  CFTC,  and must be executed  through a futures  commission  merchant,  or brokerage firm, that is a member of the relevant  contract market.  Futures contracts trade on a number of contract  markets,  and,  through  their  clearing  corporations,  the exchanges guarantee  performance  of the contracts as between the clearing  members of the exchange.

     The Funds intend to comply with CFTC  regulations and avoid "commodity pool operator"  status.  These  regulations  require  that the Funds use  futures and options positions (i) for "bona fide hedging purposes" (as

                                       11

defined in the  regulations)  or (ii) for other  purposes  so long as  aggregate initial margins and premiums  required in connection with non-hedging  positions do not  exceed  5% of the  liquidation  value of a Fund's  portfolio.  The Funds currently  do not  intend to engage in  transactions  in  futures  contracts  or options thereon for speculation,  but will engage in such  transactions only for bona fide hedging purposes.

     The Funds may enter  into  contracts  with  respect  to any stock  index or sub-index.  To hedge a Fund's  portfolio  successfully,  however,  the Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a  significant  correlation  with  movements  in the  prices of the  Fund's portfolio securities.

     Risks  of  Transactions  in  Futures   Contracts  and  Options  on  Futures
Contracts:  Holding Risks in Futures Contracts  Transactions.  There are several risks in using stock index  futures  contracts as hedging  devices.  First,  all participants  in the futures  market are subject to initial margin and variation margin  requirements.  Rather than making additional  variation margin payments, investors may close the contracts through  offsetting  transactions  which could distort the normal  relationship  between the index or security  and the futures market.  Second,  the margin  requirements  in the futures market are lower than margin requirements in the securities market, and as a result the futures market may  attract  more  speculators  than  does  the  securities  market.  Increased participation  by  speculators  in the futures  market may also cause  temporary price  distortions.  Because of possible price  distortion in the futures market and because of  imperfect  correlation  between  movements  in stock  indexes or securities  and  movements  in the prices of futures  contracts,  even a correct forecast  of  general  market  trends  may not  result in a  successful  hedging transaction over a very short period.

     Another risk arises because of imperfect  correlation  between movements in the value of the futures  contracts  and  movements  in the value of  securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect  correlation  increases  as  the  composition  of a  Fund's  portfolio diverges  from the  securities  included in the  applicable  stock index.  It is possible  that a Fund might  sell stock  index  futures  contracts  to hedge its portfolio  against a decline in the market,  only to have the market advance and the value of securities held in a Fund's portfolio decline. If this occurred,  a
Fund would  lose money on the  contracts  and also  experience  a decline in the value of its portfolio securities.  While this could occur, the Manager believes that  over time the  value of a Fund's  portfolio  will tend to move in the same direction  as the market  indexes and will  attempt to reduce this risk,  to the extent possible,  by entering into futures  contracts on indexes whose movements they believe will have a significant  correlation with movements in the value of a Fund's portfolio securities sought to be hedged.

     Successful use of futures  contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the market.  If a Fund has hedged  against the  possibility  of a decline in the value of the stocks held in its  portfolio  or an  increase  in  interest  rates adversely  affecting the value of fixed-income  securities held in its portfolio and stock prices increase or interest rates decrease instead,  a Fund would lose part or all of the benefit of the increased  value of its security  which it has hedged  because it will have  offsetting  losses in its  futures  positions.  In addition,  in such situations,  if a Fund has insufficient  cash, it may have to sell  securities  to meet daily  variation  margin  requirements.  Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the  rising  market  or  decline  in  interest  rates.  A Fund  may have to sell securities at a time when it may be disadvantageous to do so.

     Liquidity of Futures Contracts. The Funds may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or  eliminate  the hedge  position  held by a Fund.  A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made,  additional  cash as required is paid by or to a Fund, and a Fund realizes a loss or a gain.

     Positions in futures  contracts  may be closed only on an exchange or board of trade providing a secondary market for such futures  contracts.  Although the
Funds  intend to enter into  futures  contracts  only on  exchanges or boards of trade  where  there  appears  to be an  active  secondary  market,  there  is no assurance that a liquid secondary market will exist for any particular  contract at any particular time.

                                       12

     In addition,  most domestic futures exchanges and boards of trade limit the amount of  fluctuation  permitted  in futures  contract  prices  during a single trading day. The daily limit  establishes the maximum amount that the price of a futures  contract may vary either up or down from the previous day's  settlement price at the end of a trading session.  Once the daily limit has been reached in a  particular  contract,  no trades may be made that day at a price  beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit potential  losses because the limit may prevent the liquidation of unfavorable  positions.  It is possible that futures contract prices could move to the daily limit for several  consecutive  trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting  some futures  traders to substantial  losses.  In such event, it will not be  possible to close a futures  position  and, in the event of adverse price  movements,  a Fund  would be  required  to make daily  cash  payments  of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements  in the  futures  contract  and thus  provide an offset to losses on a futures contract.

     Risks and Special  Considerations of Options on Futures Contracts.  The use
of options on interest  rate and stock index  futures  contracts  also  involves additional  risk.  Compared to the  purchase or sale of futures  contracts,  the purchase of call or put options on futures  contracts  involves  less  potential risk to a Fund  because the maximum  amount at risk is the premium  paid for the options  (plus  transactions  costs).  The writing of a call option on a futures contract  generates a premium which may partially  offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures  contract,  which may have a value  higher  than the  exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but a Fund becomes obligated to purchase a futures contract,  which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing  options on  futures  contracts  may  exceed  the amount of the  premium received.

     The effective use of options  strategies is dependent,  among other things, on a Fund's  ability to terminate  options  positions at a time when the Manager deems it desirable to do so.  Although a Fund will enter into an option position only if the Manager  believes  that a liquid  secondary  market  exists for such option,  there  is no  assurance  that a Fund  will be able  to  effect  closing transactions  at  any  particular  time  or at an  acceptable  price.  A  Fund's transactions  involving  options on futures  contracts will be conducted only on recognized exchanges.

     A Fund's purchase or sale of put or call options on futures  contracts will be based upon  predictions as to anticipated  interest rates or market trends by the Manager which could prove to be inaccurate.  Even if the expectations of the
Manager are correct, there may be an imperfect correlation between the change in the value of the options and of a Fund's portfolio securities.

     Investments in futures  contracts and related  options by their nature tend to be more  short-term  than other equity  investments  made by a Fund. A Fund's ability to make such  investments,  therefore,  may result in an  increase  in a
Fund's  portfolio  activity and thereby may result in the payment of  additional transaction costs.

     The Code  requires  the Funds to diversify  its  investment  holdings.  The
Internal Revenue Service position  regarding the treatment of futures  contracts and related options for diversification purposes is not clear, and the extent to which  the  Funds  may  engage  in these  transactions  may be  limited  by this requirement.  The Code also  provides  that,  with  respect to  certain  futures contracts  and  options  held  by the  Funds  at the  end of its  taxable  year, unrealized  gain or loss on such  contracts  may have to be  recognized  for tax purposes  under a special  system  within  the  Code.  The  actual  gain or loss recognized by a Fund in an eventual disposition of such contract,  however, will be adjusted by the amount of the gain or loss recognized earlier under the Codes system. See "Distributions and Taxes" below.

     Options  on Stock  Index  Futures  Contracts.  An option  on a stock  index futures  contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures  contract at a specified  exercise price at any time prior to the  expiration  date of the  option.  A call  option gives the  purchaser  of such option the right to buy, and it obliges its writer to sell, a specified

                                       13

underlying  futures contract at a specified  exercise price at any time prior to the expiration date of the option.  A purchaser of a put option has the right to sell,  and the writer has the  obligation  to buy, such contract at the exercise price during the option period.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account,  which  represents  the amount by which the market price of the futures contract exceeds,  in the case of a call, or is less than, in the case of a put, the  exercise  price of the  option  on the  futures  contract.  If an option is exercised  on the last trading day prior to the  expiration  date of the option, the settlement will be made entirely in cash equal to the difference between the exercise  price of the option and the closing  price of the stock index  futures contract  on the  expiration  date.  A Fund  will pay a premium  for  purchasing options on stock  index  futures  contracts.  Because the value of the option is fixed at the point of sale,  there are no daily cash payments to reflect changes in the value of the underlying  contract;  however, the value of the option does change  daily and that  change  would be  reflected  in the NAV of the Fund.  In connection with the writing of options on stock index futures contracts,  a Fund will  make  initial  margin  deposits  and make or  receive  maintenance  margin payments  that  reflect  changes in the market value of such  options.  Premiums received from the writing of an option are included in initial margin deposits.

     Risks Relating to Options on Stock Index Futures Contracts. Compared to the
purchase or sale of futures  contracts,  the  purchase of call or put options on futures  contracts  involves less  potential  risk to a Fund because the maximum amount at risk is the premium  paid for the options  (plus  transaction  costs).
However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures  contract would not result in a loss,  such as when there is no movement in the underlying index.

     The writing of a put or call option on a futures  contract  involves  risks similar to those relating to  transactions  in futures  contracts.  By writing a call option, a Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures  contract,  which may have a value  higher  than the  exercise price. Conversely, the writing of a put option on a futures contract generates a premium,  but the Fund becomes obligated to purchase a futures  contract,  which may have a value lower than the exercise  price.  The loss incurred by a Fund in writing  options on  futures  contracts  may  exceed  the amount of the  premium received.

     The holder or writer of an option on a futures  contract may  terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to  establish  and close out  positions  on such  options will be subject to the development and maintenance of a liquid market.

     Finally,  a Fund's  purchase or sale of put or call  options on stock index futures contracts will be based upon predictions as to anticipated market trends by the  Fund's  investment  advisor  or  sub-advisor,  which  could  prove to be inaccurate.  Even  if the  expectations  of the  Fund's  investment  advisor  or sub-advisor  are  correct,  there may be an  imperfect  correlation  between the change in the value of the options and of the Fund's portfolio securities.

     Short Sales Against the Box. The Funds may sell  securities  "short against the box."  Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short  position is open, a Fund owns at least an equal amount of the  securities  or  securities convertible into, or exchangeable without further  consideration for, securities of the same issue as the securities sold short.  Short sales against the box are typically used by sophisticated  investors to defer recognition of capital gains or losses.

Equity Securities
      Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the
Fund to fluctuate.

                                       14

Government Securities
      Government   Securities  in  which  each  Fund  may  invest   include  debt
obligations  of  varying  maturities  issued by the U.S.  Treasury  or issued or guaranteed by an agency or instrumentality of the U.S. government, including the
Federal Housing Administration, Farmers Home Administration,  Export-Import Bank
of  the  United  States,  Small  Business  Administration,  Government  National
Mortgage Association ("GNMA"), General Services Administration, Central Bank for
Cooperatives,  Federal Farm Credit Banks,  Federal Home Loan Banks, Federal Home
Loan Mortgage  Corporation,  Federal  Intermediate  Credit  Banks,  Federal Land
Banks, Federal National Mortgage Association ("FNMA"),  Maritime Administration,
Tennessee  Valley  Authority,  District of Columbia  Armory Board,  Student Loan
Marketing  Association and Resolution Trust  Corporation.  Direct obligations of the United States Treasury  include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality  that it sponsors, each  Fund  invests  in  obligations  issued by an  instrumentality  of the U.S.
government only if the Manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

Indexed Securities
     Indexed securities  include  commercial paper,  certificates of deposit and other fixed-income  securities whose values at maturity or coupon interest rates are  determined by reference to the return of a particular  stock index or group of stocks.  Indexed  securities can be affected by changes in interest rates and the  creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be  limited  by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (i) own more than 3% of the voting stock of another investment company; (ii)
invest  more  than  5% of the  Fund's  total  assets  in the  shares  of any one investment company; nor (iii) invest more than 10% of the Fund's total assets in shares of other investment  companies.  If a Fund elects to limit its investment in  other  investment  companies  to  closed-end  investment  companies,  the 3%
limitation  described  above is increased to 10%. These  percentage  limitations also apply to a Fund's  investments in  unregistered  investment  companies.  In addition,  the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment  companies as permitted by Section 12(d)(1)(F)
or (G) of the 1940 Act, if its own shares are utilized as  investments by such a
"fund of funds."

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral to the Fund involved;  3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive  reasonable  interest on any loan, and any dividends, interest or other distributions on the lent securities, and any  increase in the market  value of such  securities;  5) the Fund may pay reasonable  custodian fees in connection with the loan; and 6) the voting rights on the  lent  securities  may pass to the  borrower;  however,  if the  Board of
Trustees  of the Trust  knows that a material  event  will  occur  affecting  an investment  loan, they must either terminate the loan in order to vote the proxy or enter  into an  alternative  arrangement  with the  borrower  to  enable  the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up. Therefore, each Fund will only enter into

                                       15

loan  arrangements  after a review of all pertinent facts by the Manager,  under the supervision of the Board of Trustees,  including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     Each Fund may invest in repurchase  agreements.  Repurchase  agreements are instruments  under which  securities  are  purchased  from a bank or  securities dealer with an agreement by the seller to  repurchase  the  securities.  Under a repurchase  agreement,  the purchaser acquires ownership of the security but the seller agrees,  at the time of sale, to repurchase it at a mutually  agreed-upon time and price.  A Fund will take  custody of the  collateral  under  repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller  secured by the securities  transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford an opportunity for a Fund to invest  temporarily  available cash. A Fund's risk is limited to the seller's  ability to buy the security back at the agreed-upon sum at the agreed-upon  time, since the repurchase  agreement is secured by the  underlying  obligation.  Should such an issuer  default,  the investment managers believe that, barring  extraordinary  circumstances,  a Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities,  although there could be a delay in recovery.  A Fund considers the  creditworthiness  of the bank or dealer from whom it purchases repurchase  agreements.  A Fund will monitor such transactions to assure  that the value of the  underlying  securities  subject to  repurchase agreements is at least equal to the repurchase price. The underlying  securities will be limited to those described above.

     Not more than 15% of a Fund's assets may be invested in illiquid securities of which no more than 10% may be invested in repurchase agreements of over seven days' maturity.  A Fund will limit its  investments in repurchase  agreements to those which the Manager under guidelines of the Board of Trustees  determines to present minimal credit risks and which are of high quality. In addition,  a Fund must have  collateral of at least 102% of the  repurchase  price,  including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis.

     The funds in the Delaware  Investments(R) family have obtained an exemption from the  joint-transaction  prohibitions  of  Section  17(d) of the 1940 Act to allow certain funds jointly to invest cash  balances.  Each Fund may invest cash balances in a joint  repurchase  agreement in  accordance  with the terms of the
Order and subject generally to the conditions described above.

Rule 144A Securities
     Most of the privately placed securities acquired by a Fund will be eligible for resale by a Fund  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities")  under  the 1933 Act.  While  maintaining  oversight,  the Board of
Trustees has  delegated to the Manager the  day-to-day  function of  determining whether  individual Rule 144A Securities are liquid for purposes of a Fund's 15%
limitation on investments in illiquid  securities.  The Board has instructed the
Manager to consider the following factors in determining the liquidity of a Rule
144A Security:  (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential  purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the nature of the  security  and the nature of the  marketplace  trades  (e.g.,  the time  needed to  dispose  of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a period of time,  uninterested in purchasing these securities.  If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities  exceed the Fund's 15% limit on  investment in such  securities,  the
Manager  will  determine  what  action  shall be taken to  ensure  that the Fund continues to adhere to such limitation.

                                       16

Temporary Investments
     The Funds'  reserves  may be invested in domestic  short-term  money market
instruments   including,   but  not  limited  to,  U.S.  government  and  agency
obligations,  certificates  of deposit,  bankers'  acceptances,  time  deposits,
commercial   paper,   short-term   corporate  debt   securities  and  repurchase
agreements.  During temporary  defensive periods as determined by the Manager, a
Fund may hold up to 100% of its total assets in  short-term  obligations  of the types described above.

Warrants
     Each Fund may purchase  warrants and similar  rights,  which are privileges issued by  corporations  enabling  the  owners to  subscribe  to and  purchase a specified  number of shares of the  corporation  at a specified  price  during a specified period of time. The purchase of warrants involves the risk that a Fund could  lose the  purchase  value of a  warrant  if the  right  to  subscribe  to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants  involves  the risk that the  effective  price paid for the warrant added to the  subscription  price of the related security may exceed the value  of the  subscribed  security's  market  price  such as when  there  is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the purchase commitment.  A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.
The payment  obligation  and the  interest  rates that will be received are each fixed at the time a Fund enters into the commitment  and no interest  accrues to the Fund until  settlement.  Thus,  it is possible  that the market value at the time of  settlement  could be higher  or lower  than the  purchase  price if the general level of interest rates has changed.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. We post a list of each Fund's portfolio holdings monthly,  with a 30 day lag, on the Funds' Web site,  www.delawareinvestments.com.  In addition, on a 10 day lag, we also make  available a  month-end  summary  listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information

                                       17

(either in Fund  shares or in shares of the  Funds'  portfolio  securities).  In addition,  the receiving  party must agree to provide  copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring  of use of the  information.  Neither the Funds,  the Manager nor any affiliate  receive  any  compensation  or  consideration  with  respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  concerning the disclosure of portfolio holdings information.

                                       18

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  family of funds (each a
"Delaware   Investments(R)Fund"  and  together,  the  "Delaware   Investments(R)
Funds").  As of August 10, 2006,  the Trust's  officers and Trustees owned 1.40%
and  4.86% of the  outstanding  shares of the  Class A and  Institutional  Class
Shares,  respectively,  of Delaware  Select Growth Fund, and less than 1% of the outstanding  shares of the Class B and  Class R Shares  of the  Delaware  Select
Growth Fund. The Trust's  Trustees and principal  officers are noted below along with their  ages and their  business  experience  for the past five  years.  The
Trustees serve for indefinite terms until their resignation, death or removal.

------------------------ ------------------ ---------------- ---------------------------- ------------- --------------------
                                                                                            Number of
                                                                                            Portfolios          Other
                                                                                              in Fund       Directorships
                                                                                              Complex          Held by
                                                                                             Overseen         Trustee/
Name, Address and        Position(s) Held   Length of Time     Principal Occupation(s)      by Trustee       Director or
Birthdate                 with the Trust        Served            During Past 5 Years       or Officer         Officer
-----------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Patrick P. Coyne(2)         Chairman,       Chairman and       Mr. Coyne has served in         82               None
2005 Market Street         President,       Trustee since         various executive
Philadelphia, PA 19103        Chief        August 16, 2006     capacities at different
                            Executive                             times at Delaware
April 14, 1963             Officer and      President and          Investments(1)
                             Trustee       Chief Executive
                                            Officer since
                                           August 1, 2006
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Independent Trustees
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Thomas L. Bennett            Trustee       Since March 23,       Private Investor -            82               None
2005 Market Street                              2005           (March 2004 - Present)
Philadelphia, PA 19103
                                                                Investment Manager -
October 4, 1947                                                 Morgan Stanley & Co.
                                                             (January 1984 - March 2004)

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
John A. Fry                  Trustee           4 Years               President -               82            Director -
2005 Market Street                                           Franklin & Marshall College                  Community Health
Philadelphia, PA 19103                                          (June 2002 - Present)                         Systems

May 28, 1960                                                 Executive Vice President -
                                                             University of Pennsylvania
                                                              (April 1995 - June 2002)

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Anthony D. Knerr             Trustee          12 Years        Founder/Managing Director        82               None
2005 Market Street                                                - Anthony Knerr &
Philadelphia, PA 19103                                          Associates (Strategic
                                                                     Consulting)
December 7, 1938                                                  (1990 - Present)

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Lucinda S. Landreth          Trustee       Since March 23,   Chief Investment Officer -        82               None
2005 Market Street                              2005               Assurant, Inc.
Philadelphia, PA 19103                                               (Insurance)
                                                                    (2002 - 2004)
June 24, 1947
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Ann R. Leven                 Trustee          16 Years         Treasurer/Chief Fiscal          82        Director and Audit
2005 Market Street                                               Officer -- National                         Committee
Philadelphia, PA 19103                                             Gallery of Art                          Chairperson -
                                                                    (1994 - 1999)                           Andy Warhol

                                       19

November 1, 1940                                                                                             Foundation

                                                                                                         Director and Audit
                                                                                                         Committee Member -
                                                                                                           Systemax Inc.

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Thomas F. Madison            Trustee          11 Years        President/Chief Executive        82            Director -
2005 Market Street                                             Officer - MLM Partners,                     Banner Health
Philadelphia, PA 19103                                                  Inc.
                                                              (Small Business Investing                      Director -
February 25, 1936                                                   & Consulting)                        CenterPoint Energy
                                                              (January 1993 - Present)
                                                                                                         Director and Audit
                                                                                                         Committee Member -
                                                                                                         Digital River Inc.

                                                                                                         Director and Audit
                                                                                                         Committee Member -
                                                                                                         Rimage Corporation

                                                                                                             Director -
                                                                                                        Valmont Industries,
                                                                                                                Inc.

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Janet L. Yeomans             Trustee           6 Years             Vice President              82               None
2005 Market Street                                            (January 2003 - Present)
Philadelphia, PA 19103                                              and Treasurer
                                                              (January 2006 - Present)
July 31, 1948                                                      3M Corporation

                                                                Ms. Yeomans has held
                                                                 various management
                                                                   positions at 3M
                                                               Corporation since 1983.

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
J. Richard Zecher            Trustee       Since March 23,            Founder -                82        Director and Audit
2005 Market Street                              2005             Investor Analytics                      Committee Member -
Philadelphia, PA 19103                                            (Risk Management)                      Investor Analytics
                                                                (May 1999 - Present)
July 3, 1940                                                                                             Director and Audit
                                                                                                         Committee Member -
                                                                                                           Oxigene, Inc.

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------

------------------------ ---------------- ------------------ ------------------------------ ----------- ---------------------
                                                                                            Number of
                                                                                           Portfolios          Other
                                                                                             in Fund       Directorships
                                                                                             Complex          Held by
                                                                                            Overseen         Trustee/
Name, Address and        Position(s) Held   Length of Time     Principal Occupation(s)     by Trustee       Director or
Birthdate                 with the Trust        Served            During Past 5 Years      or Officer         Officer
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Officers
------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
Michael P. Bishof           Senior Vice          Chief        Mr. Bishof has served in         82             None(3)
2005 Market Street         President and       Financial          various executive
Philadelphia, PA 19103    Chief Financial    Officer since     capacities at different
                              Officer        February 17,         times at Delaware
August 18, 1962                                  2005                Investments

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------

                                       20

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
David F. Connor           Vice President,   Vice President    Mr. Connor has served as         82             None(3)
2005 Market Street        Deputy General         since        Vice President and Deputy
Philadelphia, PA 19103      Counsel and      September 21,       General Counsel at
                             Secretary         2000 and      Delaware Investments since
December 2, 1963                               Secretary                2000
                                             since October
                                               25, 2005

------------------------ ---------------- ------------------ ---------------------------- ------------- ---------------------
David P. O'Connor           Senior Vice       Senior Vice    Mr. O'Connor has served in        82             None(3)
2005 Market Street          President,        President,        various executive and
Philadelphia, PA 19103    General Counsel       General          legal capacities at
                          and Chief Legal     Counsel and        different times at
February 21, 1966             Officer         Chief Legal       Delaware Investments
                                             Officer since
                                              October 25,
                                                 2005
------------------------ ------------------ ---------------- ---------------------------- ------------- ---------------------
John J. O'Connor            Senior Vice        Treasurer     Mr. O'Connor has served in        82             None(3)
2005 Market Street         President and    since February        various executive
Philadelphia, PA 19103       Treasurer         17, 2005        capacities at different
                                                                  times at Delaware
June 16, 1957                                                        Investments

-----------------------------------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment manager as the Trust.

------------------------------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Name, Address and Birthdate     Position(s) Held with the      Length of Time Served      Principal Occupation(s) During Past 5
                                          Fund                                                            Years
----------------------------- ------------------------------ -------------------------- -------------------------------------------
Christopher S. Adams            Vice President/Portfolio          Since inception       Mr. Adams has served in various executive
2005 Market Street               Manager/ Senior Equity                                 capacities at different times at Delaware
Philadelphia, PA 19103                   Analyst                                                       Investments.

April 24, 1962
----------------------------- ------------------------------ -------------------------- -------------------------------------------
Christopher J. Bonavico         Vice President and Senior        Less than 1 Year          Vice President and Senior Portfolio
505 Montgomery Street               Portfolio Manager                                   Manager - Delaware Investment Advisers, a
11th Floor                                                                                series of Delaware Management Business
San Francisco, CA 94111                                                                                   Trust
                                                                                                     (2005 - Present)
September 9, 1965
                                                                                            Mr. Bonavico has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC
----------------------------- ------------------------------ -------------------------- -------------------------------------------
Kenneth F. Broad                Vice President and Senior        Less than 1 Year          Vice President and Senior Portfolio
505 Montgomery Street               Portfolio Manager                                   Manager - Delaware Investment Advisers, a
11th Floor                                                                                series of Delaware Management Business
San Francisco, CA  94111                                                                                  Trust
                                                                                                     (2005 - Present)
October 6, 1965
                                                                                             Mr. Broad has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC
----------------------------- ------------------------------ -------------------------- -------------------------------------------
Patrick G. Fortier                  Portfolio Manager            Less than 1 Year        Portfolio Manager - Delaware Investment
505 Montgomery Street                                                                   Advisers, a series of Delaware Management
11th Floor                                                                                            Business Trust
San Francisco, CA 94111                                                                              (2005 - Present)

May 31, 1970                                                                                Mr. Fortier has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC
----------------------------- ------------------------------ -------------------------- -------------------------------------------

                                       21

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Gregory M. Heywood              Vice President/Portfolio         Less than 1 Year        Portfolio Manager - Delaware Investment
505 Montgomery Street            Manager/Equity Analyst                                 Advisers, a series of Delaware Management
11th Floor                                                                                            Business Trust
San Francisco, CA 94111                                                                              (2005 - Present)

August 24, 1965                                                                             Mr. Heywood has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC
----------------------------- ------------------------------ -------------------------- -------------------------------------------
Francis X. Morris                Vice President, Chieft           Since inception            Mr. Morris has served in various
2005 Market Street              Investment Office - Core                                 executive capacities at different times
Philadelphia, PA 19103                   Equity                                                  at Delaware Investments.

March 28, 1961

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Michael S. Morris               Vice President/Portfolio          Since inception            Mr. Morris has served in various
2005 Market Street               Manager/ Senior Equity                                  executive capacities at different times
Philadelphia, PA 19103                   Analyst                                                 at Delaware Investments.

September 5, 1968

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Donald G. Padilla               Vice President/Portfolio          Since inception           Mr. Padilla has served in various
2005 Market Street            Manager/Senior Equity Analyst                              executive capacities at different times
Philadelphia, PA 19103                                                                           at Delaware Investments.

August 8, 1964

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Daniel J. Prislin               Vice President and Senior        Less than 1 Year          Vice President and Senior Portfolio
505 Montgomery Street               Portfolio Manager                                   Manager - Delaware Investment Advisers, a
11th Floor                                                                                series of Delaware Management Business
San Francisco, CA 94111                                                                                   Trust
                                                                                                     (2005 - Present)
September 20, 1967
                                                                                            Mr. Prislin has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC

----------------------------- ------------------------------ -------------------------- -------------------------------------------
Jeffrey S. Van Harte           Chief Investment Officer -        Less than 1 year        Chief Investment Officer/Focus Growth -
505 Montgomery Street                 Focus Growth                                      Delaware Investment Advisers, a series of
11th Floor                                                                                  Delaware Management Business Trust
San Francisco, CA 94111                                                                              (2005 - Present)

July 24, 1958                                                                              Mr. Van Harte has served in various
                                                                                             capacities at different times at
                                                                                         Transamerica Investment Management, LLC
----------------------------- ------------------------------ -------------------------- -------------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments(R) Funds as of December 31, 2005.

----------------------- ----------------------- ----------------------------------------------------------
                           Dollar Range of         Aggregate Dollar Range of Equity Securities in All
                          Equity Securities           Registered Investment Companies Overseen by Trustee in
Name                         in the Funds                    Family of Investment Companies
----------------------- ----------------------- ----------------------------------------------------------
Thomas L. Bennett                None                                     None
----------------------- ----------------------- ----------------------------------------------------------
Patrick P. Coyne                 None                                 Over $100,000
----------------------- ----------------------- ----------------------------------------------------------
John A. Fry(1)                   None                                 Over $100,000
----------------------- ----------------------- ----------------------------------------------------------
Anthony D. Knerr                 None                               $10,001 - $50,000
----------------------- ----------------------- ----------------------------------------------------------
Lucinda S. Landreth              None                                     None
----------------------- ----------------------- ----------------------------------------------------------
Ann R. Leven                     None                                 Over $100,000
----------------------- ----------------------- ----------------------------------------------------------
Thomas F. Madison                None                               $10,001 - $50,000
----------------------- ----------------------- ----------------------------------------------------------
Janet L. Yeomans                 None                              $50,001 - $100,000
----------------------- ----------------------- ----------------------------------------------------------
J. Richard Zecher                None                                     None
----------------------- ----------------------- ----------------------------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

                                       22

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal  year ended  April 30,  2006 and an  estimate  of annual  benefits  to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of April 30, 2006. Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

--------------------- ------------------ --------------------- ----------------------- ---------------------
                                                                                        Total Compensation
                                                                                       from the Investment
                                              Pension or                                   Companies in
                          Aggregate      Retirement Benefits      Estimated Annual           Delaware
                        Compensation      Accrued as Part of       Benefits Upon           Investments(R)
Trustee(1)             from the Trust       Fund Expenses            Retirement             Complex(2)
--------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas L. Bennett          $3,013                None                 $80,000                $135,000
--------------------- ------------------ --------------------- ----------------------- ---------------------
John A. Fry(3)             $3,180                None                 $80,000                $142,725
--------------------- ------------------ --------------------- ----------------------- ---------------------
Anthony D. Knerr           $3,038                None                 $80,000                $136,100
--------------------- ------------------ --------------------- ----------------------- ---------------------
Lucinda S. Landreth        $3,038                None                 $80,000                $136,100
--------------------- ------------------ --------------------- ----------------------- ---------------------
Ann R. Leven               $3,038                None                 $80,000                $161,800
--------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas F. Madison          $3,601                None                 $80,000                $148,750
--------------------- ------------------ --------------------- ----------------------- ---------------------
Janet L. Yeomans           $3,317                None                 $80,000                $135,000
--------------------- ------------------ --------------------- ----------------------- ---------------------
J. Richard Zecher          $2,957                None                 $80,000                $132,500
-----------------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware Investments(R) family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement.  If an eligible  Trustee/Director  retired as of April
     30,  2006,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in the  Delaware  Investments(R)  family  for  which he or she  serves as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members  of the  Nominating  and  Corporate  Governance  Committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the chairpersons of the Audit and Nominating  Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware
     Investments(R)  Funds  receives an  additional  retainer  of $35,000.  3 In addition to this  compensation,  for the 12-month period ended on April 30,
     2006,  Mr. Fry  received  $13,634 in  professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

                                       23

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies  generally in accordance with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities.  If a proxy has been voted for a Fund,  ISS will  create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without   charge:    (i)   through   the   Funds'   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder proposals asking that a

                                       24

majority or more of  directors  be  independent;  (ii)  generally  vote  against proposals to require a supermajority  shareholder  vote;  (iii) votes on mergers and  acquisitions  should be considered  on a  case-by-case  basis,  determining whether the transaction  enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     As of June  30,  2006,  the  Manager  and its  affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $145 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware Investments is the marketing name for DMH and its subsidiaries.

     The Investment  Management  Agreements for Delaware  Select Growth Fund and
Delaware  Large  Cap  Core  Fund  (collectively,   the  "Investment   Management
Agreements") are dated December 15, 1999 and August 31, 2006, respectively,  and were  approved  by the  initial  shareholder  on  those  dates.  The  Investment
Management  Agreements have an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically  approved at least annually by the Board of  Trustees  or by vote of a majority of the  outstanding voting securities of the Funds, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent  Trustees of the
Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.  The
Investment  Management  Agreements  are terminable  without  penalty on 60 days'
notice by the trustees of the Funds or by the Manager. The Investment Management
Agreements will terminate automatically in the event of its assignment.

                                       25

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

--------------------------------- -------------------------------------------
Fund Name                         Management Fee Rate
                                  (annual rate as a percentage of average
                                  daily net assets)
--------------------------------- -------------------------------------------
Delaware Large Cap Core Fund      0.65% on the first $500 million
                                  0.60% on the next $500 million
                                  0.55% on the next $1.5 billion
                                  0.50% on assets in excess of $2.5 billion
--------------------------------- -------------------------------------------
Delaware Select Growth Fund       0.75% on the first $500 million
                                  0.70% on the next $500 million
                                  0.65% on the next $1.5 billion
                                  0.60% on the average daily net assets
                                  in excess of $2.5 billion
--------------------------------- -------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

----------------------------------------------------------------------------
                          Delaware Large Cap Core Fund*
                            Investment Advisory Fees
--------------------- ------------------ --------------- -------------------
Fiscal Year Ended          Incurred             Paid           Waived
--------------------- ------------------ --------------- -------------------
4/30/06                 N/A                 N/A                 N/A
--------------------- ------------------ --------------- -------------------
4/30/05                 N/A                 N/A                 N/A
--------------------- ------------------ --------------- -------------------
4/30/04                 N/A                 N/A                 N/A
--------------------- ------------------ --------------- -------------------

*    The Fund commenced operations on August 31, 2006.

----------------------------------------------------------------------------
                           Delaware Select Growth Fund
                            Investment Advisory Fees
----------------------------------------------------------------------------
Fiscal Year Ended           Incurred            Paid            Waived
--------------------- ------------------ --------------- -------------------
4/30/06                    $3,875,422        $3,102,225         $773,197
--------------------- ------------------ --------------- -------------------
4/30/05                    $4,257,429        $3,222,712        $1,034,717
--------------------- ------------------ --------------- -------------------
4/30/04                    $5,017,915        $2,660,509        $2,357,406
--------------------- ------------------ --------------- -------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement, each
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Funds'  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware  Investments(R)

                                       26

Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after reallowances to dealers, as follows:

------------------- ----------- ------------------- -------------- -------------
                       Fiscal       Total Amount        Amounts         Net
                        Year      of Underwriting      Reallowed     Commission
     Fund              Ended        Commission        to Dealers     To DDLP
------------------- ----------- ------------------- -------------- -------------
Delaware Large Cap    4/30/06            N/A              N/A           N/A
Core Fund*            4/30/05            N/A              N/A           N/A
                      4/30/04            N/A              N/A           N/A

------------------- ----------- ------------------- -------------- -------------
Delaware Select       4/30/06         $401,964          $339,947      $62,017
Growth Fund           4/30/05          214,279           181,318       32,961
                      4/30/04          557,860           495,986       55,874
------------------- ----------- ------------------- -------------- -------------

*  The Fund commenced operations on August 31, 2006.

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class A Shares of the Funds as follows:

-------------------------------------------------------------------------------
                              Limited CDSC Payments
----------------- ------------------------------ ------------------------------
                   Delaware Large Cap Core Fund   Delaware Select Growth Fund
Fiscal Year Ended             A Class*                     A Class
----------------- ------------------------------ ------------------------------
       4/30/06             N/A                                 $0
       4/30/05             N/A                                  0
       4/30/04             N/A                                  0
----------------- ------------------------------ ------------------------------

*    The Fund commenced operations on August 31, 2006.

     During  Delaware  Select  Growth  Fund's  last  three  fiscal  years,   the
Distributor  received,  in the aggregate,  Limited CDSC payments with respect to
Class B Shares of the Fund as follows:

----------------- ---------------------------------
                    Delaware Select Growth Fund
Fiscal Year Ended             B Class
----------------- ---------------------------------
     4/30/06          $441,767
     4/30/05           836,226
     4/30/04           878,373
----------------- ---------------------------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class C Shares of the Funds as follows:

----------------- -------------------------------- -----------------------------
                    Delaware Large Cap Core Fund     Delaware Select Growth Fund
Fiscal Year Ended        C Class*                       C Class
----------------- -------------------------------- -----------------------------
     4/30/06               N/A                           $6,845
     4/30/05               N/A                            8,693
     4/30/04               N/A                            5,456
----------------- -------------------------------- -----------------------------

*    The Fund commenced operations on August 31, 2006.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003. LFD shall:  (i) promote the sale of a Fund's
shares  through   broker/dealers,   financial   advisors  and  other   financial
intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain  non-regulatory  sales and marketing materials related to a Fund; and (iii) produce such  non-regulatory  sales and marketing materials related to a Fund.  The address of LFD is 2001 Market Street,  Philadelphia,  PA
19103-7055.  The rate of compensation,  which is

                                       27

calculated  and paid  monthly,  to LFD for the sales of  shares of the  Delaware
Investments(R)  Funds (excluding the shares of Delaware VIP Trust series,  money market funds and house accounts and shares  redeemed within 30 days of purchase)
is a non-recurring fee equal to the amount shown below:

----------------------------------------------------- --------------------------
                                                        Basis Points on Sales
----------------------------------------------------- --------------------------
Retail Mutual Funds (Class A, B and C Shares)                   0.50%
----------------------------------------------------- --------------------------
Merrill Lynch Connect Program                                   0.25%
----------------------------------------------------- --------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.45%
----------------------------------------------------- --------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International
Value Equity Fund Class I Shares                                   0%
----------------------------------------------------- --------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund shares of the Delaware  Investments(R)  Funds  outstanding and beneficially owned by shareholders  through  Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

----------------------------------------------------- ---------------------------
                                                        Basis Points on Sales
----------------------------------------------------- ---------------------------
Retail Mutual Funds (including shares of money
market funds and house accounts and shares
redeemed within 30 days of purchase)                            0.04%
----------------------------------------------------- ---------------------------
Merrill Lynch Connect Program                                      0%
----------------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.04%
----------------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International
Value Equity Fund Class I Shares                                0.04%
----------------------------------------------------- ---------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to Shareholders  Services Agreements dated August 31,
2006 and April 19, 2001 for Delaware  Select Growth Fund and Delaware  Large Cap
Core Fund,  respectively.  The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of  Lincoln.  The  Transfer  Agent  also  acts as  shareholder
servicing,   dividend   disbursing   and  transfer   agent  for  other  Delaware
Investments(R)  Funds.  The  Transfer  Agent  is  paid a fee by  the  Funds  for providing  these  services  consisting of an annual per account charge of $23.10 for each open and  closed  account on its  records  and each  account  held on a sub-accounting  system  maintained  by firms  that hold  accounts  on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing all functions related to calculating the Funds'

                                       28

NAV and  providing  all  financial  reporting  services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R)  Funds for which it provides such accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     Mellon Bank, N.A.  ("Mellon"),  One Mellon Center,  Pittsburgh PA 15258, is
custodian of the Funds'  securities and cash. As custodian for each Fund, Mellon maintains a separate  account or  accounts  for each Fund;  receives,  holds and releases  portfolio  securities on account of each Fund;  receives and disburses money on behalf  of each  Fund;  and  collects  and  receives  income  and other payments  and  distributions  on account of each  Fund's  portfolio  securities.
Mellon  also serves as the Funds'  custodian  for their  investments  in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of April 30, 2006.

                                                                                                         Total Assets in Accounts
                                                                              No. of Accounts with               with
                                                           Total Assets            Performance-               Performance-
                                  No. of Accounts            Managed               Based Fees                 Based Fees
--------------------------------- ----------------------- ------------------- -------------------------- ------------------------
Christopher S. Adams
    Registered Investment                  8               $3.9 billion                  -                          -
    Companies
    Other Pooled Investment                2              $12.7 million                  -                          -
    Vehicles
    Other Accounts                        19               $1.6 billion                  -                          -
Francis X. Morris
    Registered Investment                  8               $3.9 billion                  -                          -
    Companies
    Other Pooled Investment                2              $12.7 million                  -                          -
    Vehicles
    Other Accounts                        17               $1.7 billion                  -                          -
Michael S. Morris
    Registered Investment                  8               $3.9 billion                  -                          -
    Companies
    Other Pooled Investment                2              $12.7 million                  -                          -
    Vehicles
    Other Accounts                        16               $1.6 billion                  -                          -
Don G. Padilla
    Registered Investment                  8               $3.9 billion                  -                          -
    Companies
    Other Pooled Investment                2              $12.7 million                  -                          -
    Vehicles
    Other Accounts                        16               $1.6 billion                  -                          -

                                       29

                                                                                                         Total Assets in Accounts
                                                                               No. of Accounts with               with
                                                           Total Assets            Performance-               Performance-
                                   No. of Accounts            Managed               Based Fees                 Based Fees
--------------------------------- ----------------------- ------------------- -------------------------- ------------------------
Jeffrey S. Van Harte
    Registered Investment                 23               $4.6 billion                  0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                        50               $9.8 billion                  1                    $674.0 million
Christopher J. Bonavico
    Registered Investment                 24               $4.6 billion                  0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                        52               $9.8 billion                  1                    $674.0 million
Daniel J. Prislin
    Registered Investment                 24               $4.6 billion                  0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                        52               $9.8 billion                  1                    $674.0 million
Kenneth F. Broad
    Registered Investment                  4              $560.7 million                 0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                         4              $52.9 million                  0                          $0
Patrick G. Fortier
    Registered Investment                  3              $558.3 million                 0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                         2              $29.6 million                  0                          $0
Gregory M. Heywood
    Registered Investment                  3              $558.3 million                 0                          $0
    Companies
    Other Pooled Investment                0                    $0                       0                          $0
    Vehicles
    Other Accounts                         2              $29.6 million                  0                          $0

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would

                                       30

be suitable may not be able to participate.  The Manager has adopted  procedures designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salaries:  Each named portfolio  manager receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus - Growth Team: Each named portfolio manager is eligible to receive an annual bonus.  The amount available in the bonus pool is based on the management team's assets under  management minus any direct expenses  (expenses  associated with product and investment  management team).  Certain  portfolio  managers may receive  a  guaranteed  quarterly  payment  of a  portion  of their  bonus.  The distribution of the bonus pool to individual  team members is determined  within the discretion of the Manager.

     Bonus - Other Equity  Teams:  The bonus pool is  determined by the revenues associated with the products a portfolio  manager  manages.  The Manager keeps a percentage  of the  revenues and the  remaining  percentage  of revenues  (minus appropriate  direct  expenses  associated  with this product and the  investment management  team) create the "bonus pool" for a product.  Various members of the team have the  ability  to earn a  percentage  of the  bonus  pool with the most senior  contributors  having the largest  share.  The pool is allotted  based on subjective  factors (50%) and objective  factors  (50%).  The primary  objective factor is a Fund's performance  relative to the performance of the Fund's Lipper peer  group.  Performance  is  measured  as the result of one's  standing in the appropriate Lipper peer group on a one-year and three-year basis. The three-year is weighted  more heavily and there is no objective  award for a Fund that falls below the 50th percentile for a given time period.  There is a sliding scale for performance achievements above the 50th percentile.

     Bonus - Fixed Income Teams:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount  of the pool for  bonus  payments  is first  determined  by  mathematical equation based on assets,  management fees and direct  expenses,  including fund waiver expenses,  for registered  investment  companies,  pooled  vehicles,  and managed  separate  accounts.  Generally,  80% of  the  bonus  is  quantitatively determined.  For investment  companies,  each  portfolio  manager is compensated according to the Fund's Lipper peer group  percentile  ranking on a one-year and three-year  basis.  For managed  separate  accounts the  portfolio  managers are
compensated   according  to  the  composite  percentile  ranking  in  consultant databases.  There is no  objective  award for a Fund that  falls  below the 50th percentile  for a given time  period.  There is a sliding  scale for  investment companies  that are  ranked  above the 50th  percentile.  The  managed  separate accounts are compared to Callan and other  databases.  The remaining 20% portion of the bonus is  discretionary  as  determined  by the  Manager  and takes  into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

                                       31

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of April 30,  2006,  the  portfolio  managers  did not own any shares of either Fund.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

--------------------------------------------------------------------------------
                              Brokerage Commissions
--------------------------------- --------------- -------------- ---------------
                                         4/30/06        4/30/05         4/30/04
--------------------------------- --------------- -------------- ---------------
Delaware Large Cap Core Fund*                N/A            N/A             N/A
--------------------------------- --------------- -------------- ---------------
Delaware Select Growth Fund           $1,693,652     $1,672,038      $1,956,128
--------------------------------- --------------- -------------- ---------------

*    The Fund commenced operations on August 31, 2006.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making

                                       32

process with  respect to one or more funds and  accounts  managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management Agreements,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended April 30, 2006, portfolio  transactions of the
Funds,  in the amount listed below,  resulting in brokerage  commissions  in the amount  listed  below,  were  directed to brokers  for  brokerage  and  research services provided:

------------------------------ ----------------------- -------------------------
                                     Portfolio           Brokerage Commissions
                                Transactions Amounts            Amounts
------------------------------ ----------------------- -------------------------
Delaware Large Cap Core Fund*              N/A                        N/A
------------------------------ ----------------------- -------------------------
Delaware Select Growth Fund        $51,362,721                    $58,654
------------------------------ ----------------------- -------------------------

*    The Fund commenced operations on August 31, 2006.

     As of April 30, 2006, the Funds held the following amounts of securities of their  regular  broker/dealers,  as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents:

------------------------------------- ----------------------- ------------------
                                      Regular Broker/Dealer         Value
------------------------------------- ----------------------- ------------------
Delaware Large Cap Core Fund*                  N/A                   N/A
------------------------------------- ----------------------- ------------------
Delaware Select Growth Fund                    None                  None
------------------------------------- ----------------------- ------------------

*    The Fund commenced operations on August 31, 2006.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

                                       33

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

     In 2005,  the Trust was given the  authority  to begin  participation  in a commission  recapture  program.  Under the program  and subject to seeking  best execution (as described in the first  paragraph in this section),  the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Funds in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of  the  Funds.  The  Manager  and  its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program  described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with the Trust's Prospectuses, registration statement, governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. Shares of the  Institutional  Class may not vote on any matter  that  affects  the Fund  Classes'  Distribution  Plans under Rule 12b-1.
Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1
Plans that relate to the Class of shares that they hold.  However,  the Delaware
Select  Growth  Fund's  Class B Shares  may  vote on any  proposal  to  increase materially  the fees to be paid by such Fund under the Rule 12b-1 Plan  relating to its Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

     Effective June 2, 2003,  Delaware Select Growth Fund began offering Class R
Shares.  Effective as of the close of business  September 29, 1999,  the name of
Delaware  Aggressive  Growth  Fund  changed to Delaware  Select  Growth Fund and corresponding  changes were also made to the Fund's Classes. On August 16, 1999, the names of  Delaware-Voyageur  Aggressive  Growth  Fund and  Delaware-Voyageur
Growth Stock Fund changed to Delaware Aggressive Growth Fund and Delaware Select
Growth  Fund.  Corresponding  changes were also made to the names of each of the
Classes of the Funds.  Beginning June 9, 1997, the names of Voyageur  Aggressive
Growth Fund  changed to  Delaware-Voyageur  Aggressive  Growth Fund and Voyageur
Growth Stock Fund  changed to  Delaware-Voyageur  Growth  Stock Fund.  Beginning
August 29, 1997, Delaware Select Growth Fund began offering  Institutional Class
Shares.

     Effective  August 31,  2006,  Delaware  Large Cap Core Fund began  offering
Class A, Class C, Class R and Institutional Class Shares.

Noncumulative Voting
     The Trust's shares have noncumulative  voting rights,  which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information

                                       34

     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management  such  rejection is in the Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware  Investments(R) Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)  Fund. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes' Prospectuses.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     The Delaware  Select  Growth Fund's Class B Shares are purchased at NAV and are  subject to a CDSC of: (i) 4.00% if shares are  redeemed  within one year of purchase; (ii) 3.25% if shares are redeemed within two years

                                       35

of purchase;  (iii) 2.75% if shares are redeemed during the third year following purchase;  (iv) 2.25% if shares are  redeemed  during the fourth and fifth years following  purchase;  (v) 1.50% if shares  are  redeemed  during  the sixth year following purchase;  and (vi) 0% thereafter.  Class B Shares are also subject to annual  Rule 12b-1 Plan  expenses  which are higher  than those to which Class A
Shares are subject and are  assessed  against  Class B Shares for  approximately eight years after purchase. See "Automatic Conversion of Class B Shares" below.

     Class C Shares  are  purchased  at NAV and are  subject  to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares for Delaware  Select  Growth Fund and
Class A Shares for Delaware Large Cap Core Fund are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC or Rule 12b-1 Plan expenses.

     See "Plans under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative  Purchase  Arrangements  - Class A, B (Delaware  Select  Growth Fund
only) and C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.25% of the average daily net  assets of Class A Shares of a Fund,  or to  purchase  either  Class B
(Delaware Select Growth Fund only) or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment  thereafter  subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  The Delaware  Select  Growth  Fund's
Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual  Rule  12b-1 Plan  expenses  of up to a maximum of 1% (0.25% of which are service  fees to be paid to the  Distributor,  dealers or others  for  providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the respective Class. The Delaware Select Growth Fund's Class B Shares
will automatically  convert to Class A Shares at the end of approximately  eight years after purchase and, thereafter,  be subject to Class A Shares' annual Rule
12b-1 Plan  expenses.  Unlike  Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of

                                       36

any return earned on such additional money will diminish over time. In comparing
Class B Shares to Class C Shares, investors should also consider the duration of the annual Rule 12b-1 Plan  expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for the Delaware Select Growth Fund's Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors  also should  consider  the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC.  In comparing  the Delaware  Select Growth Fund's Class B
Shares to Class R Shares,  investors  should also  consider  the duration of the annual  Rule 12b-1 Plan  expenses  to which each of the class is subject and the desirability  of an automatic  conversion  feature to Class A Shares (with lower annual Rule 12b-1 Plan  fees),  which is  available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees,  in the case of Class B Shares  (Delaware  Select  Growth  Fund only) and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the  CDSC  incurred  upon  redemption,  and in the  case of Class R
Shares,  from the proceeds of the Rule 12b-1 Plan fees.  Financial  advisors may receive different compensation for selling Class A Shares, Class B Shares, Class
C Shares and Class R Shares.  Investors  should  understand that the purpose and function of the respective  Rule 12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the  front-end  sales  charge  applicable  to Class A
Shares in that such fees and charges are used to finance the distribution of the respective Classes. See "Plans under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Class Shares will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the additional  amount of Rule 12b-1 Plan expenses  relating to Fund
Classes will be borne  exclusively  by such shares.  See  "Determining  Offering
Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may reallow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and

                                       37

Exchange")  may be  aggregated  with  those  of the  Class A  Shares  of a Fund.
Financial advisors also may be eligible for a dealer's  commission in connection with  certain  purchases  made under a Letter of  Intention  or  pursuant  to an
investor's  Right  of  Accumulation.   Financial  advisors  should  contact  the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent  Deferred Sales Charge - Class B Shares  (Delaware Select Growth Fund
only) and Class C Shares
     Class B Shares  (Delaware  Select  Growth Fund only) and Class C Shares are purchased  without a front-end  sales charge.  The Delaware Select Growth Fund's
Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth  above,  and the Funds'  Class C Shares  redeemed  within 12 months of  purchase  may be subject to a CDSC of 1.00%.  CDSCs are  charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an  amount  equal to the  lesser  of the NAV at the time of  purchase  of the shares being redeemed or the NAV of those shares at the time of  redemption.  No
CDSC will be imposed on increases in NAV above the initial  purchase price,  nor will a CDSC be assessed on redemptions of shares acquired  through  reinvestment of dividends or capital gains  distributions.  For purposes of this formula, the
"net asset value at the time of purchase" will be the NAV at purchase of Class B
Shares or Class C Shares, even if those shares are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of  redemption"  will be the NAV of the shares that were  acquired  in the  exchange.  See "Waiver of  Contingent
Deferred Sales Charge" under  "Redemption and Exchange" for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those  shares.  At the end of  approximately  eight  years after  purchase,  the investor's Class B Shares will be automatically converted into Class A Shares of the same  Fund.  See  "Automatic  Conversion  of  Class B  Shares"  below.  Such conversion will constitute a tax-free  exchange for federal income tax purposes.
Investors  are  reminded  that the Class A Shares into which Class B Shares will convert are subject to Class A Shares' ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge  Alternative - Class B Shares (Delaware Select Growth Fund
only)
     The Delaware  Select  Growth  Fund's Class B Shares may be purchased at NAV without a  front-end  sales  charge  and,  as a result,  the full  amount of the investor's  purchase  payment will be invested in Fund shares.  The  Distributor currently  compensates dealers or brokers for selling Class B Shares at the time of  purchase  from its own  assets in an amount  equal to no more than 5% of the dollar amount purchased.  In addition, from time to time, upon written notice to all of its dealers,  the Distributor  may hold special  promotions for specified periods during which the Distributor may pay additional  compensation to dealers or brokers  for selling  Class B Shares at the time of  purchase.  As  discussed below,  however,  Class B Shares are subject to annual Rule 12b-1 Plan  expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more

                                       38

than 1% annually. The combination of the CDSC and the proceeds of the Rule 12b-1
Plan fees make it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares  described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares  acquired as a result of the exchange.  See  "Redemption  and
Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar year, on the 18th day (or next business  day) of March,  June,  September  and December  (each,  a  "Conversion
Date"). If the eighth  anniversary after a purchase of Class B Shares falls on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Fund pro-rata with Class B
Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege will continue to be subject to the CDSC  schedule for Class C Shares as described in this Part
B. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to  Institutional  Class of shares.  Such  shares are not  included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution  and  marketing of  Institutional  Class  Shares.  Shareholders  of
Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel,

                                       39

holding special promotions for specified periods of time and paying distribution and  maintenance  fees to brokers,  dealers and others.  In connection  with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored  seminars and conferences,  and reimburse
dealers  for  expenses  incurred  in  connection  with  pre-approved   seminars,
conferences  and  advertising.  The  Distributor  may  pay or  allow  additional promotional  incentives to dealers as part of pre-approved sales contests and/or to dealers  who provide  extra  training  and  information  concerning  the Fund
Classes and increase sales of the Fund Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares (Delaware Select Growth Fund only) and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Fund under its Plans,  and a Fund's
Distribution Agreement, is on an annual basis, up to 0.25% of the Fund's Class A
Shares'  average  daily net assets for the year up to 1.00%  (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining shareholder accounts) of each of the Class B
Shares'  (Delaware  Select  Growth Fund) and Class C Shares'  average  daily net assets for the year and up to 0.60% of Class R Shares'  average daily net assets for the year. The Funds' Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in excess of the amount paid on behalf of Fund Classes would be borne by such persons without any reimbursement from such Fund Classes.
Subject to seeking best  execution,  a Fund may, from time to time,  buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to the
Delaware Select Growth Fund's Class A Plan, any material increase in the maximum percentage  payable  thereunder  must  also be  approved  by a  majority  of the outstanding  voting  securities  of the Fund's Class B Shares.  Also,  any other material  amendment  to the Plans must be  approved  by a  majority  vote of the
Trustees,  including a majority of  Independent  Trustees  who have no direct or indirect  financial  interest

                                       40

in the Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective,  the selection and nomination of Independent  Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution  Agreements.  Persons authorized  to make  payments  under the Plans must provide  written  reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended April 30, 2006,  payments  from  Delaware  Select
Growth  Fund Class A,  Class B Shares,  Class C and Class R Shares  amounted  to
$457,841, $2,074,984, $716,400 and $16,122, respectively. Such amounts were used for the following purposes:

-------------------------------- ----------- ------------- ----------- ---------
Delaware Select Growth Fund         Class A       Class B     Class C   Class R
-------------------------------- ----------- ------------- ----------- ---------

-------------------------------- ----------- ------------- ----------- ---------
Advertising                               -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------
Annual/Semiannual Reports            $4,152             -         $23      $155
-------------------------------- ----------- ------------- ----------- ---------
Broker Trails                      $443,070      $523,237    $658,009   $15,585
-------------------------------- ----------- ------------- ----------- ---------
Broker Sales Charges                 $2,141    $1,346,865     $55,665         -
-------------------------------- ----------- ------------- ----------- ---------
Dealer Service Expenses                   -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------
Interest on Broker Sales Charges          -      $204,882           -         -
-------------------------------- ----------- ------------- ----------- ---------
Commissions to Wholesalers                -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------
Promotional-Broker Meetings               -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------
Promotional-Other                      $553             -        $278         -
-------------------------------- ----------- ------------- ----------- ---------
Telephone                                 -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------
Prospectus Printing                  $7,925             -      $1,063       $86
-------------------------------- ----------- ------------- ----------- ---------
Wholesaler  Expenses                      -             -      $1,362      $296
-------------------------------- ----------- ------------- ----------- ---------
Other                                     -             -           -         -
-------------------------------- ----------- ------------- ----------- ---------

     The Large Cap Core Fund did not incur any Rule 12b-1  fees  during the past fiscal year  because the last fiscal year  because it  commenced  operations  on
August 31, 2006.

Other Payments to Dealers - Class A, Class B, Class C and Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments(R) Funds. In some instances, these incentives or payments may be offered only to certain  dealers who  maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of pre-approved dealer advertisements promoting the sale of Delaware
Investments(R) Fund shares.

Special Purchase Features - Class A Shares
      Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

o    The purchase must be made by a group  retirement  plan  (excluding  defined benefit plans) (i) that purchased  Class A shares prior to a  recordkeeping transition  period from August 2004 to October 2004 and (ii) where the plan participants  records were  maintained  on Retirement  Financial  Services,
     Inc.'s ("RFS") proprietary recordkeeping system, provided that the plan (a)
     has in excess of $500,000 of plan assets  invested in Class A Shares of one or more Delaware Investments(R) Fund and any stable value account available to investment advisory clients of the Manager or its affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than 100  employees  while  such plan has held Class A Shares of a Delaware
     Investments(R)  Fund and such  employer  has properly  represented  to, and received  written  confirmation  back from RFS in  writing  that it has the requisite  number of  employees.  See "Group  Investment  Plans"  below for information regarding the applicability of the Limited CDSC.

                                       41

o    The purchase must be made by any group  retirement plan (excluding  defined benefit  pension  plans) that  purchased  Class A shares prior to an August
     2004 to October 2004  recordkeeping  transition period and purchased shares through a  retirement  plan  alliance  program,  provided  that RFS was the sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non- Delaware  Investments(R)  Funds ("eligible non- Delaware  Investments(R)
Fund  shares").  Class B Shares  (Delaware  Select Growth Fund only) and Class C
Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware  Investments(R)  and eligible non- Delaware  Investments(R)
Fund shares held by the Allied  Plan may be combined  with the dollar  amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund  shares or for  eligible  non-  Delaware Investments(R) Fund  shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares,  both Delaware  Investments(R)and  non- Delaware  Investments(R)  Funds,
which  were not  subject  to a front end sales  charge,  will be  subject to the applicable sales charge if exchanged for eligible Delaware  Investments(R)  Fund shares  to which a sales  charge  applies.  No sales  charge  will  apply if the eligible fund shares were previously  acquired  through the exchange of eligible shares on which a sales charge was already paid or through the  reinvestment  of dividends. See "Investing by Exchange" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Purchasing Shares."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments(R)  and  non-Delaware  Investments(R)  Fund  shares.  When eligible  Delaware  Investments(R)  Fund shares are exchanged into eligible non-
Delaware  Investments(R)  Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  The  13-month  period  begins  on the  date  of the  earliest purchase.  If the intended  investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference between

                                       42

the front-end  sales charge on Class A Shares  purchased at the reduced rate and the front-end sales charge otherwise  applicable to the total shares  purchased.
If such  payment is not made  within 20 days  following  the  expiration  of the
13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed  shares  for  redemption  in  order to  realize  the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares (Delaware Select Growth Fund only) and Class C Shares of the  Funds  and  the  corresponding  classes  of  shares  of  other  Delaware
Investments(R)  Funds  which offer such  shares may be  aggregated  with Class A
Shares of the Funds and the corresponding  class of shares of the other Delaware
Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited  CDSC of any  class.  Class B Shares  (Delaware  Select
Growth  Fund  only)  and  Class  C  Shares  of  the  Funds  and  other  Delaware
Investments(R) Funds which  offer  corresponding  classes  of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares (Delaware Select Growth
Fund  only) and Class C Shares,  as well as shares of any other  class of any of the other Delaware  Investments(R) Funds which offer such classes (except shares of any Delaware Investments(R) Fund which do not carry a front-end sales charge,
CDSC or Limited  CDSC).  If, for  example,  any such  purchaser  has  previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the  classes  described  in the  previous  sentence  with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A
Shares  of the  Fund,  the  charge  applicable  to the  $10,000  purchase  would currently be 4.75%.  For the purpose of this  calculation,  the shares presently held shall be valued at the public offering price that would have been in effect had  the  shares  been  purchased  simultaneously  with  the  current  purchase.
Investors  should

                                       43

refer to the table of sales  charges  for  Class A Shares  in the Fund  Classes'
Prospectuses  to determine the  applicability  of the Right of  Accumulation  to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares of the Funds and
Class B Shares of Delaware  Select Growth Fund (and of the  Institutional  Class
Shares of the Funds holding shares which were acquired  through an exchange from one of the other Delaware  Investments(R)  Funds offered with a front-end  sales charge)  who redeem such  shares  have one year from the date of  redemption  to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware  Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be assessed a front-end sales charge  and in the case of Class B Shares,  the  amount  of the CDSC  previously
charged  on  the  redemption  will  be  reimbursed  by  the   Distributor.   The
reinvestment  will be subject to  applicable  eligibility  and minimum  purchase requirements and must be in states where shares of such other funds may be sold.
This  reinvestment  privilege  does  not  extend  to Class A  Shares  where  the redemption  of the  shares  triggered  the  payment of a Limited  CDSC.  Persons
investing   redemption   proceeds  from  direct   investments  in  the  Delaware
Investments(R)  Funds, offered without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R) Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that

                                       44

purchase shares through a retirement  plan alliance  program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution  or similar  services  ("Eligible  529 Plans");  and (vii) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds

                                       45

     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will

                                       46

be made by pre-authorized  checks,  known as Depository Transfer Checks.  Should the  shareholder's  bank  become a member  of  NACHA in the  future,  his or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next

                                       47

business day) at the public  offering price or NAV, as  applicable,  of the fund selected on the date of investment.  No investment will be made for any month if the value of the  shareholder's  account is less than the amount  specified  for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800-523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

                                       48

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities  for which  market  quotations  are not readily  available  and other assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

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                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of

                                       49

shares are determined will be processed on the next business day. See the Funds'
Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions from retirement plan accounts,  a Fund will redeem the number of shares  necessary to deduct the applicable CDSC in the case of Class B Shares (Delaware Select Growth Fund only)
and Class C Shares, and, if applicable,  the Limited CDSC in the case of Class A
Shares  and  tender  to the  shareholder  the  requested  amount,  assuming  the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or  an  exchange  by  calling  the  Shareholder  Service  Center  at
800-523-1918.  The  Funds  may  suspend,  terminate,  or amend  the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

                                       50

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions  of Class A Shares  Purchased  at Net Asset  Value"  below.  Class B
(Delaware  Select  Growth  Fund only) and Class C Shares are subject to CDSCs as described under  "Contingent  Deferred Sales Charge - Class B Shares and Class C
Shares" under "Purchasing  Shares" above and in the Fund Classes'  Prospectuses.
Except  for the  applicable  CDSC or  Limited  CDSC  and,  with  respect  to the expedited  payment by wire  described  below for which,  in the case of the Fund
Classes,  there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or  repurchases,  but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares  as  described  in this  Part B. In an  exchange  of Class B Shares  from
Delaware  Select  Growth Fund,  the Fund's CDSC  schedule may be higher than the
CDSC schedule  relating to the New Shares  acquired as a result of the exchange.
For purposes of computing the CDSC that may be payable upon a disposition of the
New Shares,  the period of time that an  investor  held the  Original  Shares is added to the period of time that an investor  held the New Shares.  With respect to Class B Shares, the automatic  conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees  applicable to
Class B Shares of Delaware  Select  Growth Fund for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares of Delaware Select Growth Fund are permitted to exchange  all or part of their  Class B Shares only into Class B Shares of other
Delaware Investments(R) Fund. Similarly,  holders of Class C Shares of the Funds are  permitted to exchange all or part of their Class C Shares only into Class C
Shares of any other  Delaware  Investments(R)  Fund.  Class B Shares of Delaware
Select  Growth Fund and Class C Shares of the Funds  acquired  by exchange  will continue  to carry the CDSC and,  in the case of Class B Shares,  the  automatic conversion  schedule of the fund from which the  exchange  is made.  The holding period of Class B Shares of Delaware  Select  Growth  Fund  acquired by exchange will be  added  to that of the  shares  that  were  exchanged  for  purposes  of determining  the time of the  automatic  conversion  into  Class A Shares of the
Funds.  Holders of Class

                                       51

R Shares of the Funds are  permitted  to  exchange  all or part of their Class R
Shares only into Class R Shares of other  Delaware  Investments(R)  Funds or, if
Class R Shares are not available for a particular  fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares (Delaware Select Growth Fund only) or Class C Shares will be made without the  imposition  of a CDSC by the  Delaware  Investments(R) Fund from  which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You  can  write  to the  Funds  at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also write to the Funds (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

                                       52

     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

                                       53

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R)  Funds or is investing in Delaware Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible

                                       54

guarantor  institution.  Each Fund  reserves  the  right to  reject a  signature guarantee  supplied by an eligible  institution  based on its  creditworthiness.
This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B
(Delaware Select Growth Fund only) and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS

                                       55

     served  as  the  sponsor  of  the   alliance   program  or  had  a  product
     participation  agreement  with the  sponsor of the  alliance  program  that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions

     The policy of the Trust is to distribute  substantially  all of each Fund's net investment income and net realized capital gains, if any,  annually,  in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

     All  dividends and any capital  gains will be  automatically  reinvested in additional  shares  of the same  Class  of a Fund at the NAV of the  ex-dividend date,  unless you  otherwise  designate  in writing that such  dividends  and/or distributions  are to be paid in cash.  If you elect to take your  dividends and distributions in cash and such dividends and  distributions  are in an amount of
$25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account.
See "Systematic Withdrawal Plans" above. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a  shareholder's  dividends  increase to greater than
$1.00,  the  shareholder  would  have to file a new  election  in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United
States Postal Service or the Fund is otherwise  unable to locate the shareholder or  verify  the  shareholder's  mailing  address.  These  costs  may  include  a percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares  alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a

                                       56

Fund (net of any capital loss  carryovers)  generally will be  distributed  once each year and may be  distributed  more  frequently,  if necessary,  in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs"). When investing in PFIC securities, the Funds intend to mark-to-market these  securities  and  recognize  any gains at the end of a Fund's  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current  fiscal year. As a regulated  investment  company,  a Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Board of Trustees  reserves the right not to  distribute a Fund's net  long-term capital  gain or not to  maintain  the  qualification  of a Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent of such  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

                                       57

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required Distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the Fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of  April  30 (  "post-October  loss")  as  occurring  on the  first  day of the following tax year (i.e., May 1).

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held  your  shares.  The  automatic  conversion  of Class B
Shares  into  Class A  Shares  at the end of  approximately  eight  years  after purchase will be tax-free for federal tax purposes.  Shareholders should consult their tax  advisers  regarding  the state  and  local  tax  consequences  of the conversion  of Class B Shares into Class A Shares,  or any other  conversion  or exchange of shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and

               o    You sell some or all of your original  shares within 90 days of their purchase, and

                                       58

               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a  portion  of the  dividends  paid by a Fund  may  qualify  for  the  corporate dividends-received  deduction.  The portion of dividends  paid by a Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as

                                       59

dividends  eligible  for  the   dividends-received   deduction,   all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly causing a Fund to sell securities to raise the cash for necessary distributions)
and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited  cases, subject  a Fund to U.S.  federal  income  tax on  income  from  certain  foreign securities.  These rules could also affect whether gain or loss  recognized by a
Fund is treated as ordinary or capital, or as interest or dividend income. These rules  could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  A Fund is permitted to invest in certain  options and futures contracts such as broad-based stock indexes and stock index futures. If the Fund makes these investments,  it could be required to mark-to-market these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term gains.
In  determining  its net income for excise tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts  annually  as of  October 31 (for capital gain net income) and December 31 (for taxable ordinary  income),  and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options and futures  contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

                                       60

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (i) bank deposit interest, (ii) short-term original discount,  (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation  or  partnership  in which a Fund is a 10-percent  shareholder or is contingent  interest,  and  (iv)  any  interest-related  dividend  from  another regulated investment company.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning  after  December 31, 2004 and before January 1, 2008,  unless such exemption is extended or made permanent.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used  as tax  advice  and  does  not  purport  to  deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

                                       61

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call
800-523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. The Delaware Select Growth Fund's Statement of Net
Assets, Statement of Operations,  Statements of Changes in Net Assets, Financial
Highlights and Notes to Financial  Statements,  as well as the report of Ernst &
Young LLP, the independent  registered  public  accounting  firm, for the fiscal year  ended  April  30,  2006,  are  included  in the  Fund's  Annual  Report to shareholders.  The  financial  statements  and financial  highlights,  the notes relating  thereto  and the  report  of  Ernst  &  Young  LLP  listed  above  are incorporated  by reference from the Annual Reports into this Part B. Because the
Delaware Large Cap Core Fund did not commence  operations until August 31, 2006, it did not have any  financial  information  to report for the fiscal year ended
April 30, 2006.

                                       62

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of August 9, 2006,  management believes the following  shareholders held of record 5% or more of the outstanding  shares of the Select Growth Fund. As of the date of this SAI, there were no  shareholders  who held of record 5% or more of the outstanding  shares of the Large Cap Core Fund.  Management does not have knowledge of beneficial owners.

------------------------------------------ ---------------------------------------------------- --------------
Fund/Class                                 Name and Address of Account                             Percentage
------------------------------------------ ---------------------------------------------------- --------------
Delaware Select Growth Fund                Merrill Lynch, Pierce, Fenner & Smith                        5.10%
Class A                                    For the Sole Benefit of its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Floor
                                           Jacksonville, FL 32246-6484

------------------------------------------ ---------------------------------------------------- --------------
Delaware Select Growth Fund                Merrill Lynch, Pierce, Fenner & Smith                        8.78%
Class B                                    For the Sole Benefit of its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Floor
                                           Jacksonville, FL 32246-6484

------------------------------------------ ---------------------------------------------------- --------------
                                           Citigroup Global Markets, Inc.                               5.21%
                                           House Account
                                           Attn: Peter Booth, 7th Floor
                                           333 W. 34th Street
                                           New York, NY 10001-2402

------------------------------------------ ---------------------------------------------------- --------------
Delaware Select Growth Fund                Merrill Lynch, Pierce, Fenner & Smith                       19.38%
Class C                                    For the Sole Benefit of its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Floor
                                           Jacksonville, FL 32246-6484

------------------------------------------ ---------------------------------------------------- --------------
Delaware Select Growth Fund Class R        Merrill Lynch, Pierce, Fenner & Smith                       44.71%
                                           For the Sole Benefit of its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Floor
                                           Jacksonville, FL 32246-6484

------------------------------------------ ---------------------------------------------------- --------------
                                           Reliance Trust Co.                                          12.92%
                                           Custodian FBO First Med Immediate 401(k)
                                           P.O. Box 48529
                                           Atlanta, GA 30362-1529

------------------------------------------ ---------------------------------------------------- --------------
                                           Reliance Trust Co.                                          11.96%
                                           FBO Reliance Trading Corporation 401(k)
                                           P.O. Box 48529
                                           Atlanta, GA 30362-1529

                                       63

------------------------------------------ ---------------------------------------------------- --------------
Fund/Class                                 Name and Address of Account                             Percentage
------------------------------------------ ---------------------------------------------------- --------------
                                           MG Trust Co. Custodian FBO                                   8.16%
                                           Omaha Neon Sign, Inc.
                                           700 17th Street, Suite 300
                                           Denver, CO 80202-3531

------------------------------------------ ---------------------------------------------------- --------------
Delaware Select Growth Fund                Reliance Trust Co.                                          22.58%
Institutional Class                        Trustee FBO Dean Foods 401(k) Plan
                                           Attn: Fanny Scheumaker
                                           2515 McKinney Avenue
                                           Suite 120 #LB30
                                           Dallas, TX  75201-1908

------------------------------------------ ---------------------------------------------------- --------------
                                           RS DMC Employee MPP Plan                                    19.59%
                                           Delaware Management Company MPP Trust
                                           c/o Rick Seidel
                                           2005 Market Street
                                           Philadelphia, PA 19103-7094

------------------------------------------ ---------------------------------------------------- --------------
                                           T. Rowe Price Retirement Plan Services                      16.43%
                                           For the Benefit of Retirement Plan Clients
                                           4515 Painters Mill Rd.
                                           Owings Mills, MD 21117-4903

------------------------------------------ ---------------------------------------------------- --------------
                                           MCB Trust Services                                           8.60%
                                           Custodian FBO Philadelphia Gas Works 457
                                           700 17th Street
                                           Suite 300
                                           Denver, CO  80202-3531

------------------------------------------ ---------------------------------------------------- --------------
                                           SEI Trust Company                                            7.73%
                                           C/O HSBC TPA Portal
                                           Attn: Mutual Fund Administrator
                                           One Freedom Valley Drive
                                           Oaks, PA  19456

------------------------------------------ ---------------------------------------------------- --------------
                                           Chase Manhattan                                              7.69%
                                           C/F Delaware Group Foundation Fund Growth Portfolio
                                           Attn:  Marisol Gordan
                                           Global Investor Services
                                           3 Metrotech Center, 8th Floor
                                           Brooklyn, NY  11201-3800

------------------------------------------ ---------------------------------------------------- --------------

                                       64

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

                                      A-1

     Excerpts  from Duff and Phelps'  description  of its two  highest  ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment.  Short-term
liquidity,   including   internal  operating  factors  and/or  ready  access  to
alternative sources of funds, is outstanding, and safety is just below risk-free
U.S.  Treasury  short-term  obligations.  D-1--Very  high  certainty  of  timely payment.  Liquidity  factors are  excellent  and  supported by good  fundamental protection  factors.  Risk factors are minor.  D-1- -- High  certainty of timely payment.  Liquidity  factors  are  strong  and  supported  by  good  fundamental protection  factors.  Risk  factors  are very  small.  Category  2--Good  Grade:
D-2--Good   certainty  of  timely   payment.   Liquidity   factors  and  company
fundamentals  are  sound.  Although  ongoing  funding  needs may  enlarge  total financing  requirements,  access to capital  markets is good.  Risk  factors are small.

     Excerpts from Fitch IBCA, Inc.'s  description of its highest ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                      A-2

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 37 filed December 14, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 37 filed December 14, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 47 filed August 26, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the  Agreement  and  Declaration  of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 37 filed December 14, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 47 filed August 26, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment Management Agreement (December 15, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of
                    Delaware Select Growth Fund incorporated into this filing by reference to  Post-Effective  Amendment No. 39 filed May 25,
                    2001.

               (2)  Form of  Amendment  No. 2 (August 31,  2006) to Exhibit A of
                    the Investment  Management Agreement  incorporated into this filing by reference to Post-Effective Amendment No. 49 filed
                    August 22, 2006.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of Delaware Select Growth Fund incorporated into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 44 filed June 30, 2003.

                    (ii) Form of  Amendment I (August 31, 2006) to Schedule I of
                         the  Distribution   Agreement  incorporated  into  this
                         filing by reference to Post-Effective  Amendment No. 49
                         filed August 22, 2006.

                    (iii) Executed   Second   Amended  and  Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware Distributors, L.P. on behalf of the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 45 filed June 29, 2004.

                    (iv) Executed Amendment No. 1 (October 31, 2005) to Appendix
                         A to Second Amended and Restated Financial Intermediary
                         Distribution Agreement incorporated into this filing by
                         reference to Post-Effective Amendment No. 48 filed June
                         8, 2006.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 42 filed
                    June 28, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed June 28, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed June 28, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 46 filed
                    June 29, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Amended  and  Restated  Mutual  Fund  Custody  and
                    Services  Agreement (May 16, 2002) between Mellon Bank, N.A.
                    and  the  Registrant   incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment  No. 47 filed August
                    26, 2005.

               (2)  Amendment  No. 1 to Appendix D of the  Amended and  Restated
                    Mutual Fund Custody and Services Agreement  (September 2003)
                    between Mellon Bank,  N.A. and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 45 filed June 29, 2004.

               (3)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated Mutual Fund Custody and Services  Agreement between
                    Mellon Bank, N.A. and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 47 filed
                    August 26, 2005.

               (4)  Executed Securities Lending  Authorization  (March 12, 2002)
                    between Mellon Bank,  N.A. and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 42 filed June 28, 2002.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective  Amendment No. 42 filed June 28,
                    2002.

                    (i)  Form of Schedule A (August 31, 2006) to the Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  49 filed
                         August 22, 2006.

                    (ii) Executed  Schedule B (May 19, 2005) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Post-Effective Amendment No. 48 filed June
                         8, 2006.

                    (iii) Executed Letter Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 45
                         filed June 29, 2004.

                    (iv) Executed  Letter Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 45
                         filed June 29, 2004.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 30 filed June 27, 1997.

                    (i)  Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 48 filed June 8, 2006.

                    (ii) Form of Amendment  No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  49 filed
                         August 22, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (August 2006) between Delaware  Management Company, a series of Delaware  Management  Business Trust and  Registrant,  on
                    behalf of Delaware  Select Growth Fund,  attached as Exhibit
                    No. EX-99.h.3.

               (4)  Form of Distribution  Expense  Limitation  Letter (April 24,
                    2006)   between   Delaware   Distributors,   L.P.   and  the
                    Registrant,  on  behalf  of  Delaware  Select  Growth  Fund, attached as Exhibit No. EX-99.h.4.

          (i)  Legal Opinion.

               (1)  Opinion and Consent of Counsel  (December 14, 1999) relating to Delaware Select Growth Fund incorporated into this filing by  reference  to  Post-Effective  Amendment  No.  37  filed
                    December 14, 1999.

               (2)  Opinion and Consent of Counsel (August 21, 2006) relating to
                    Delaware Large Cap Core Fund  incorporated  into this filing by reference to Post-Effective Amendment No. 49 filed August
                    22, 2006.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (August 2006) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to  Post-Effective  Amendment  No. 39 filed May
                    25, 2001.

               (2)  Plan under Rule 12b-1 for Class B (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to  Post-Effective  Amendment  No. 39 filed May
                    25, 2001.

               (3)  Plan under Rule 12b-1 for Class C (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to  Post-Effective  Amendment  No. 39 filed May
                    25, 2001.

               (4)  Plan under  Rule 12b-1 for Class R (May 15,  2003) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to  Post-Effective  Amendment No. 48 filed June
                    8, 2006.

          (n)  Rule 18f-3 Plan.  Form of Plan under Rule 18f-3 (August 31, 2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 49 filed August 22, 2006.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 48 filed June 8, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 48 filed June 8, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 48 filed June 8, 2006.

          (q)  Other.  Powers of Attorney  (August 16, 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 49 filed
               August 22, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 47 filed August 26, 2005.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,  Delaware Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds,  Voyageur  Intermediate  Tax-Free Funds, Voyageur Mutual Funds,
          Voyageur   Mutual  Funds  II,  Voyageur   Tax-Free   Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.) as well as to certain non-affiliated  registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------------- ----------------------------- ----------------------------- ---------------------------------
Name and Principal        Positions and Offices with    Positions and Offices with
Business Address          Manager                       Registrant                    Other Positions and Offices Held
------------------------- ----------------------------- ----------------------------- ---------------------------------
Patrick P. Coyne          President                     President/ Chief Executive    Mr. Coyne has served in various
                                                        Officer                       executive capacities within
                                                                                      Delaware Investments

                                                                                      Managing Director - Fixed Income
                                                                                      - Lincoln National Investment
                                                                                      Companies, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Ryan K. Brist             Executive Vice                Executive Vice                Mr. Brist has served in various
                          President/Managing            President/Managing            executive capacities within
                          Director/Chief Investment     Director/Chief Investment     Delaware Investments
                          Officer - Fixed Income        Officer - Fixed Income
                                                                                      Vice President - Lincoln National
                                                                                      Income Fund, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
John C.E. Campbell        Executive Vice                None                          Mr. Campbell has served in
                          President/Global Marketing                                  various executive capacities
                          & Client Services                                           within Delaware Investments

                                                                                      President/Chief Executive Officer
                                                                                      - Optimum Fund Trust
------------------------- ----------------------------- ----------------------------- ---------------------------------
Philip N. Russo(1)        Executive Vice                None                          Mr. Russo has served in various
                          President/Chief Financial                                   executive capacities within
                          Officer                                                     Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
See Yeng Quek             Executive Vice                Executive Vice                Mr. Quek has served in various
                          President/Managing            President/Managing            executive capacities within
                          Director/Chief Investment     Director/Chief Investment     Delaware Investments
                          Officer - Fixed Income        Officer - Fixed Income
                                                                                      Director/Trustee - HYPPCO Finance
                                                                                      Company Ltd.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Douglas L. Anderson       Senior Vice                   None                          Mr. Anderson has served in
                          President/Operations                                        various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Marshall T. Bassett       Senior Vice President/Chief   Senior Vice President/Chief   Mr. Bassett has served in various
                          Investment Officer -          Investment Officer -          executive capacities within
                          Emerging Growth Equity        Emerging Growth Equity        Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Joseph R. Baxter          Senior Vice President/Head    Senior Vice President/Head    Mr. Baxter has served in various
                          of Municipal Bond             of Municipal Bond             executive capacities within
                          Investments                   Investments                   Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Christopher S. Beck       Senior Vice                   Senior Vice                   Mr. Beck has served in various
                          President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                          Manager                       Manager                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Michael P. Bishof         Senior Vice                   Senior Vice President/Chief   Mr. Bishof has served in various
                          President/Investment          Financial Officer             executive capacities within
                          Accounting                                                  Delaware Investments

                                                                                      Chief Financial Officer - Lincoln
                                                                                      National Income Fund, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Michael P. Buckley        Senior Vice                   Senior Vice                   Mr. Buckley has served in various
                          President/Director of         President/Director of         executive capacities within
                          Municipal Research            Municipal Research            Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Stephen R. Cianci         Senior Vice                   Senior Vice                   Mr. Cianci has served in various
                          President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                          Manager                       Manager                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Robert F. Collins         Senior Vice                   Senior Vice                   Mr. Collins has served in various
                          President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                          Manager                       Manager                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
James A. Forant           Senior Vice                   None                          Mr. Forant has served in various
                          President//Director,                                        executive capacities within
                          Technical Services                                          Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
Brian Funk                Senior Vice                   Senior Vice                   Mr. Funk has served in various
                          President/Director of         President/Director of         executive capacities within
                          Credit Research               Credit Research               Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Brent C. Garrells         Senior Vice                   Senior Vice                   Mr. Garrells has served in
                          President/Senior Research     President/Senior Research     various executive capacities
                          Analyst                       Analyst                       within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Stuart M. George          Senior Vice President/Head    Senior Vice President/Head    Mr. George has served in various
                          of Equity Trader              of Equity Trader              executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Paul Grillo               Senior Vice                   Senior Vice                   Mr. Grillo has served in various
                          President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                          Manager                       Manager                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Jonathan Hatcher          Senior Vice                   Senior Vice                   Mr. Hatcher has served in various
                          President/Senior Research     President/Senior Research     executive capacities within
                          Analyst                       Analyst                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
William F. Keelan         Senior Vice                   Senior Vice                   Mr. Keelan has served in various
                          President/Director of         President/Director of         executive capacities within
                          Quantitative Research         Quantitative Research         Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
Francis X. Morris         Senior Vice President/Chief   Senior Vice                   Mr. Morris has served in various
                          Investment Officer - Core     President/Director,           executive capacities within
                          Equity                        Fundamental Research/Senior   Delaware Investments
                                                        Portfolio Manager
------------------------- ----------------------------- ----------------------------- ---------------------------------
Brian L. Murray, Jr.      Senior Vice President/Chief   Senior Vice President/Chief   Mr. Murray has served in various
                          Compliance Officer            Compliance Officer            executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Susan L. Natalini         Senior Vice                   None                          Ms. Natalini has served in
                          President/Global Marketing                                  various executive capacities
                          & Client Services                                           within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Zoe Neale(2)              Senior Vice President/Chief   Senior Vice President/Chief   Mr. Neale has served in various
                          Investment Officer -          Investment Officer -          executive capacities within
                          International Equity          International Equity          Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
D. Tysen Nutt(3)          Senior Vice President/Chief   Senior Vice President/Chief   Mr. Nutt has served in various
                          Investment Officer - Large    Investment Officer - Large    executive capacities within
                          Cap Value Equity              Cap Value                     Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
David P. O'Connor         Senior Vice                   Senior Vice President/        Mr. O'Connor has served in
                          President/Strategic           Strategic Investment          various executive capacities
                          Investment Relationships      Relationships and             within Delaware Investments
                          and Initiatives/General       Initiatives/ General
                          Counsel                       Counsel/Chief Legal Officer   Vice President/General Counsel -
                                                                                      Lincoln National Investment
                                                                                      Companies, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
John J. O'Connor          Senior Vice                   Senior Vice                   Mr. O'Connor has served in
                          President/Investment          President/Treasurer           various executive capacities
                          Accounting                                                  within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Philip R. Perkins         Senior Vice                   Senior Vice                   Mr. Perkins has served in various
                          President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                          Manager                       Manager                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Timothy L. Rabe           Senior Vice                   Senior Vice President/Head    Mr. Rabe has served in various
                          President/Senior Portfolio    of High Yield                 executive capacities within
                          Manager/Head of High Yield                                  Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Richard Salus             Senior Vice President/        None                          Mr. Salus has served in various
                          Controller/Treasurer                                        executive capacities within
                                                                                      Delaware Investments

                                                                                      Vice President/Deputy Controller
                                                                                      - Lincoln National Investment
                                                                                      Companies, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
James L. Shields          Senior Vice President/Chief   None                          Mr. Shields has served in various
                          Information Officer                                         executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Jeffrey S. Van Harte(4)   Senior Vice President/Chief   Senior Vice President/Chief   Mr. Van Harte has served in
                          Investment Officer - Focus    Investment Officer - Focus    various executive capacities
                          Growth Equity                 Growth Equity                 within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Gary T. Abrams            Vice President/Senior         None                          Mr. Abrams has served in various
                          Equity Trader                                               executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Christopher S. Adams      Vice President/Portfolio      Vice President/Portfolio      Mr. Adams has served in various
                          Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                          Analyst                       Analyst                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Damon J. Andres           Vice President/Senior         Vice President/Senior         Mr. Andres has served in various
                          Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                      Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
Margaret MacCarthy        Vice President/ Investment    None                          Ms. Bacon has served in various
Bacon(5)                  Specialist                                                  executive capacities within
                                                                                      Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
Todd Bassion(6)           Vice President/Senior         Vice President/Senior         Mr. Bassion has served in various
                          Research Analyst              Research Analyst              executive capacities within
                                                                                      Delaware Investments

------------------------- ----------------------------- ----------------------------- ---------------------------------
Richard E. Biester        Vice President/Equity Trader  None                          Mr. Biester has served in various
                                                                                      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Christopher J.            Vice President/Senior         Vice President/Senior         Mr. Bonavico has served in
Bonavico(7)               Portfolio Manager, Equity     Portfolio Manager, Equity     various executive capacities
                          Analyst                       Analyst                       within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Vincent A.                Vice President/Senior         None                          Mr. Brancaccio has served in
Brancaccio                Equity Trader                                               various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Kenneth F. Broad(8)       Vice President/Senior         Vice President/Senior         Mr. Broad has served in various
                          Portfolio Manager, Equity     Portfolio Manager, Equity     executive capacities within
                          Analyst                       Analyst                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Mary Ellen M.             Vice President/Client         Vice President/Client         Ms. Carrozza has served in
 Carrozza                 Services                      Services                      various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Stephen G. Catricks       Vice President/Portfolio      Vice President/Portfolio      Mr. Catricks has served in
                          Manager                       Manager                       various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Anthony G.                Vice President/Assistant      Vice President/Associate      Mr. Ciavarelli has served in
Ciavarelli                General Counsel/ Assistant    General Counsel/ Assistant    various executive capacities
                          Secretary                     Secretary                     within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
David F. Connor           Vice President/Deputy         Vice President/Associate      Mr. Connor has served in various
                          General Counsel/ Assistant    General Counsel/ Secretary    executive capacities within
                          Secretary                                                   Delaware Investments

                                                                                      Vice President/Deputy General
                                                                                      Counsel/ Secretary - Lincoln
                                                                                      National Investment Companies,
                                                                                      Inc.

                                                                                      Secretary - Lincoln National
                                                                                      Income Fund, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Stephen J. Czepiel        Vice President/Senior         None                          Mr. Czepiel has served in various
                          Municipal Bond Trader                                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Joseph F. DeMichele       Vice President/High Grade     None                          Mr. DeMichele has served in
                          Trading                                                     various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher M.            Vice President/Portfolio      Vice President/Portfolio      Mr. Ericksen has served in
Ericksen(9)               Manager, Equity Analyst       Manager, Equity Analyst       various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Joel A. Ettinger          Vice President/Taxation       Vice President/Taxation       Mr. Ettinger has served in
                                                                                      various executive capacities
                                                                                      within Delaware Investments

                                                                                      Vice President/Taxation - Lincoln
                                                                                      National Investment Companies,
                                                                                      Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Phoebe W. Figland         Vice President/ Investment    Vice President/ Investment    Ms. Figland has served in various
                          Accounting                    Accounting                    executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Joseph Fiorilla           Vice President/Trading        None                          Mr. Fiorilla has served in
                          Operations                                                  various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Charles E. Fish           Vice President/Senior         None                          Mr. Fish has served in various
                          Equity Trader                                               executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Clifford M. Fisher        Vice President/Senior         None                          Mr. Fisher has served in various
                          Municipal Bond Trader                                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Patrick G. Fortier(10)    Vice President/ Portfolio     Vice President/ Portfolio     Mr. Fortier has served in various
                          Manager, Equity Analyst       Manager, Equity Analyst       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Denise A. Franchetti      Vice President/Portfolio      Vice President/Portfolio      Ms. Franchetti has served in
                          Manager/Municipal Bond        Manager/Municipal Bond        various executive capacities
                          Credit Analyst                Credit Analyst                within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
James A. Furgele          Vice President/ Investment    Vice President/ Investment    Mr. Furgele has served in various
                          Accounting                    Accounting                    executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Daniel V. Geatens         Vice President/Investment     Vice President/Investment     Mr. Geatens has served in various
                          Accounting                    Accounting                    executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Barry S. Gladstein        Vice President/Portfolio      Vice President/Equity         Mr. Gladstein has served in
                          Analyst                       Analyst                       various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Edward Gray(11)           Vice President/Senior         Vice President/Senior         Mr. Gray has served in various
                          Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Brian T. Hannon           Vice President/Senior         None                          Mr. Hannon has served in various
                          Portfolio Manager                                           executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Lisa L. Hansen(12)        Vice President/Head of        None                          Ms. Hansen has served in various
                          Focus Growth Equity Trading                                 executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Gregory M. Heywood(13)    Vice President/Equity         Vice President/Portfolio      Mr. Heywood has served in various
                          Analyst                       Manager, Research Analyst     executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Sharon Hill               Vice President/Head of        Vice President/Head of        Ms. Hill has served in various
                          Quantitative Research and     Equity Quantitative           executive capacities within
                          Analytics                     Research and Analytics        Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Christopher M. Holland    Vice President/Portfolio      None                          Mr. Holland has served in various
                          Manager                                                     executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Michael E. Hughes         Vice President/Senior         Vice President/Senior         Mr. Hughes has served in various
                          Equity Analyst                Equity Analyst                executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Jordan L. Irving(14)      Vice President/Senior         Vice President/Senior         Mr. Irving has served in various
                          Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Cynthia Isom              Vice President/Senior         Vice President/Portfolio      Ms. Isom has served in various
                          Portfolio Manager             Manager                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Kenneth R. Jackson        Vice President/Quantitative   Vice President/Quantitative   Mr. Jackson has served in various
                          Analyst                       Analyst                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Audrey E. Kohart          Vice President/Financial      Vice President/Financial      Ms. Kohart has served in various
                          Planning and Reporting        Planning and Reporting        executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Andrew Kronschnabel       Vice President/High Grade     None                          Mr. Kronschnabel has served in
                          Trader                                                      various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Nikhil G. Lalvani         Vice President/Senior         Vice President/Senior         Mr. Lalvani has served in various
                          Equity Analyst                Equity Analyst                executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Steven T. Lampe           Vice President/Portfolio      Vice President/Portfolio      Mr. Lampe has served in various
                          Manager                       Manager                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Alfio Leone IV            Vice President/High Grade     None                          Mr. Leone has served in various
                          Trader                                                      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Anthony A.                Vice President/Senior         Vice President/Senior         Mr. Lombardi has served in
Lombardi(15)              Portfolio Manager             Portfolio Manager             various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Francis P. Magee          Vice President/Equity         None                          Mr. Magee has served in various
                          Business Manager                                            executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Charles (Tom) T.          Vice President/High Yield     None                          Mr. McClintic has served in
McClintic                 Trader                                                      various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Michael S. Morris         Vice President/Portfolio      Vice President/Portfolio      Mr. Morris has served in various
                          Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                          Analyst                       Analyst                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Scott Moses               Vice President/High Grade     None                          Mr. Moses has served in various
                          Trader                                                      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Philip O. Obazee          Vice President/ Derivatives   Vice President/ Derivatives   Mr. Obazee has served in various
                          Manager                       Manager                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Donald G. Padilla         Vice President/Portfolio      Vice President/Portfolio      Mr. Padilla has served in various
                          Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                          Analyst                       Analyst                       Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Daniel J. Prislin(16)     Vice President/Senior         Vice President/Senior         Mr. Prislin has served in various
                          Portfolio Manager/Equity      Portfolio Manager/Senior      executive capacities within
                          Analyst                       Equity Analyst                Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Craig S. Remsen           Vice President/Senior         Vice President/Senior         Mr. Remsen has served in various
                          Credit Research Analyst       Credit Research Analyst       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Carl Rice(17)             Vice President/Senior         Vice President/Senior         Mr. Rice has served in various
                          Investment Specialist,        Investment Specialist,        executive capacities within
                          Large Cap Value Focus Equity  Large Cap Value Focus Equity  Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Joseph T. Rogina          Vice President/Equity Trader  None                          Mr. Rogina has served in various
                                                                                      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Kevin C. Schildt          Vice President/Senior         Vice President/Senior         Mr. Schildt has served in various
                          Municipal Credit Analyst      Municipal Credit Analyst      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Richard D. Seidel         Vice President/Assistant      None                          Mr. Seidel has served in various
                          Controller/-Assistant                                       executive capacities within
                          Treasurer                                                   Delaware Investments

                                                                                      Vice President/Assistant
                                                                                      Controller/Manager - Payroll -
                                                                                      Lincoln National Investment
                                                                                      Companies, Inc.
------------------------- ----------------------------- ----------------------------- ---------------------------------
Brenda L. Sprigman        Vice President/Business       None                          Ms. Sprigman has served in
                          Manager - Fixed Income                                      various executive capacities
                                                                                      within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Michael T. Taggart        Vice President/Facilities &   None                          Mr. Taggart has served in various
                          Administrative Services                                     executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Matthew Todorow           Vice President/Portfolio      Vice President/Portfolio      Mr. Todorow has served in various
                          Manager                       Manager                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Spencer M. Tullo          Vice President/High Yield     None                          Mr. Tullo has served in various
                          Trader                                                      executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Robert A. Vogel, Jr.(18)  Vice President/Senior         Vice President/Senior         Mr. Vogel has served in various
                          Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Lori P. Wachs             Vice President/Portfolio      Vice President/Portfolio      Ms. Wachs has served in various
                          Manager                       Manager                       executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Laura A. Wagner           Vice President/ Investment    Vice President/ Investment    Ms. Wagner has served in various
                          Accounting                    Accounting                    executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
Kathryn R. Williams       Vice President/Associate      Vice President/Associate      Ms. Williams has served in
                          Genera; Counsel/ Assistant    Genera; Counsel/ Assistant    various executive capacities
                          Secretary                     Secretary                     within Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------
James J. Wright           Vice President/Senior         None                          Mr. Wright has served in various
                          Equity Analyst                                              executive capacities within
                                                                                      Delaware Investments
------------------------- ----------------------------- ----------------------------- ---------------------------------

-----------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds  in  the Delaware Investments Family of
                 Funds.

          (a)(2) Information   with  respect to each  officer and partner of the
                 principal   underwriter  and  the Registrant is provided below.
                 Unless  otherwise  noted,  the  principal  business  address of each  officer  and  partner of Delaware  Distributors,  L.P. is
                 2005 Market Street, Philadelphia, PA 19103-7094.

-------------------------------- ------------------------------------------- ----------------------------------------
Name and Principal               Positions and Offices with                  Positions and Offices with
Business Address                 Underwriter                                 Registrant
-------------------------------- ------------------------------------------- ----------------------------------------
Delaware Distributors, Inc.      General Partner                             None
-------------------------------- ------------------------------------------- ----------------------------------------
Delaware Capital Management      Limited Partner                             None
-------------------------------- ------------------------------------------- ----------------------------------------
Delaware Investment Advisers     Limited Partner                             None
-------------------------------- ------------------------------------------- ----------------------------------------
Kevin J. Lucey                   President/Chief Executive Officer           None
-------------------------------- ------------------------------------------- ----------------------------------------
Philip N. Russo                  Executive Vice President                    None
-------------------------------- ------------------------------------------- ----------------------------------------
Douglas L. Anderson              Senior Vice President/Operations            None
-------------------------------- ------------------------------------------- ----------------------------------------
Michael P. Bishof                Senior Vice President/Investment            Senior Vice President/Chief Financial
                                 Accounting                                  Officer
-------------------------------- ------------------------------------------- ----------------------------------------
Jeffrey M. Kellogg               Senior Vice President/Senior Product        None
                                 Manager/Communications Manager
-------------------------------- ------------------------------------------- ----------------------------------------
Deb Landsman-Yaros               Senior Vice President/Head of Retail        None
                                 Investor Services
-------------------------------- ------------------------------------------- ----------------------------------------
Thomas M. McConnell              Senior Vice President/Senior 529 Plans      None
                                 Product Manager
-------------------------------- ------------------------------------------- ----------------------------------------
Carolyn McIntyre                 Senior Vice President/Human Resources       None
-------------------------------- ------------------------------------------- ----------------------------------------
Brian L. Murray, Jr.             Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                             Officer
-------------------------------- ------------------------------------------- ----------------------------------------
David P. O'Connor                Senior Vice President/Strategic             Senior Vice President/Strategic
                                 Investment Relationships and                Investment Relationships and
                                 Initiatives/General Counsel                 Initiatives/General Counsel/Chief Legal
                                                                             Officer
-------------------------------- ------------------------------------------- ----------------------------------------
Daniel J. Perullo                Senior Vice President/Eastern Director,     None
                                 Institutional Sales
-------------------------------- ------------------------------------------- ----------------------------------------
Robert E. Powers                 Senior Vice President/Senior Domestic       None
                                 Sales Manager
-------------------------------- ------------------------------------------- ----------------------------------------
Richard Salus                    Senior Vice President/Controller/           None
                                 Treasurer/Financial Operations Principal
-------------------------------- ------------------------------------------- ----------------------------------------
James L. Shields                 Senior Vice President/Chief Information     None
                                 Officer
-------------------------------- ------------------------------------------- ----------------------------------------
Trevor M. Blum                   Vice President/Senior Consultant            None
                                 Relationship Manager
-------------------------------- ------------------------------------------- ----------------------------------------
E. Zoe Bradley                   Vice President/Product Management Manager   None
-------------------------------- ------------------------------------------- ----------------------------------------
Mel Carrozza                     Vice President/Client Services              None
-------------------------------- ------------------------------------------- ----------------------------------------
Anthony G. Ciavarelli            Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                             Counsel/Assistant Secretary
-------------------------------- ------------------------------------------- ----------------------------------------
David F. Connor                  Vice President/Deputy General Counsel/      Vice President/Deputy General
                                 Secretary                                   Counsel/Secretary
-------------------------------- ------------------------------------------- ----------------------------------------
Joel A. Ettinger                 Vice President/Taxation                     Vice President/Taxation
-------------------------------- ------------------------------------------- ----------------------------------------
Edward M. Grant                  Vice President/Senior Domestic Sales        None
                                 Manager
-------------------------------- ------------------------------------------- ----------------------------------------
Audrey Kohart                    Vice President/Financial Planning and       Vice President/Financial Planning and
                                 Reporting                                   Reporting
-------------------------------- ------------------------------------------- ----------------------------------------
Josephine O'Brien                Vice President/RFP Group Manager            None
-------------------------------- ------------------------------------------- ----------------------------------------
Marlene D. Petter                Vice President/Marketing Communications     None
-------------------------------- ------------------------------------------- ----------------------------------------
Christian Reimer                 Vice President/529 Plans Product Manager    None
-------------------------------- ------------------------------------------- ----------------------------------------
Richard D. Seidel                Vice President/Assistant                    None
                                 Controller/Assistant Treasurer
-------------------------------- ------------------------------------------- ----------------------------------------
Michael T. Taggart               Vice President/Facilities &                 None
                                 Administrative Services
-------------------------------- ------------------------------------------- ----------------------------------------
Molly Thompson                   Vice President/Associate Product            None
                                 Management Manager
-------------------------------- ------------------------------------------- ----------------------------------------
Kathryn R. Williams              Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                 Secretary                                   Counsel/Assistant Secretary
-------------------------------- ------------------------------------------- ----------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler  for  all  the  mutual  funds  in  the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless otherwise  noted, the principal  business  address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

------------------------------- ------------------------------------------ -----------------------------
Name and Principal Business     Positions and Office with LFD                Positions and Offices with
Address                                                                             Registrant
------------------------------- ------------------------------------------ -----------------------------
Westley V. Thompson             President/Chief Executive Officer                       None
------------------------------- ------------------------------------------ -----------------------------
David M. Kittredge              Senior Vice President                                   None
------------------------------- ------------------------------------------ -----------------------------
Terrance Mullen                 Senior Vice President                                   None
------------------------------- ------------------------------------------ -----------------------------
Donald Roberson                 Senior Vice President                                   None
------------------------------- ------------------------------------------ -----------------------------
Margaret Skinner                Senior Vice President                                   None
------------------------------- ------------------------------------------ -----------------------------
David L. Ahrendt(1)             Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
Patrick J. Caulfield(2)         Vice President/Chief Compliance Officer                 None
------------------------------- ------------------------------------------ -----------------------------
Phillip Cramer                  Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
Frederick J. Crawford           Vice President/Treasurer                                None
------------------------------- ------------------------------------------ -----------------------------
Daniel P. Hickey(2)             Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
Rochelle Krombolz               Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
William Lamoin                  Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
Gregory Smith                   Vice President                                          None
------------------------------- ------------------------------------------ -----------------------------
Michael S. Smith(3)             Vice President/Chief Financial                          None
                                Officer/Chief Administrative Officer
------------------------------- ------------------------------------------ -----------------------------
Joyce L. Byrer                  Secretary                                               None

--------------------------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

--------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

          Pursuant to the  requirements  of the  Securities  Act of 1933 and the
     Investment Company Act of 1940, the Registrant  certifies that it meets all of the requirements for effectiveness of this Registration  Statement under
     Rule  485(b)  under the  Securities  Act of 1933 and has duly  caused  this
     Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereunto duly authorized,  in the City of Philadelphia and Commonwealth of
     Pennsylvania on this 25th day of August, 2006.

                               VOYAGEUR MUTUAL FUNDS III

                               By:         /s/ Patrick P. Coyne
                                             Patrick P. Coyne
                                   Chairman/President/Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

      Signature                              Title                      Date
-------------------------------- ------------------------------- ---------------

/s/ Patrick P. Coyne              Chairman/President/Chief         August 25, 2006
Patrick P. Coyne                  Executive Officer (Principal
                                  Executive Officer) and Trusteee

Thomas L. Bennett        *                                         August 25, 2006
--------------------              Trustee
Thomas L. Bennett

John A. Fry              *                                         August 25, 2006
--------------------              Trustee
John A. Fry

Anthony D. Knerr         *                                         August 25, 2006
--------------------              Trustee
Anthony D. Knerr

Lucinda S. Landreth      *                                         August 25, 2006
--------------------              Trustee
Lucinda S. Landreth

Ann R. Leven             *                                         August 25, 2006
--------------------              Trustee
Ann R. Leven

Thomas F. Madison        *                                         August 25, 2006
--------------------              Trustee
Thomas F. Madison

Janet L. Yeomans         *                                         August 25, 2006
--------------------              Trustee
Janet L. Yeomans

J. Richard Zecher        *                                         August 25, 2006
--------------------              Trustee
J. Richard Zecher

Michael P. Bishof        *                                         August 25, 2006
--------------------              Senior Vice President/Chief
Michael P. Bishof                 Financial Officer (Principal
                                  Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.    Exhibit

EX-99.h.3.     Form  of  Investment  Advisory  Expense Limitation Letter (August
               2006) between Delaware  Management  Company, a series of Delaware
               Management  Business Trust and Registrant,  on behalf of Delaware
               Select Growth Fund

EX-99.h.4.      Form  of  Distribution Expense Limitation Letter (April 24, 2006)
               between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Select Growth Fund

EX-99.j.       Consent  of Independent Registered Public Accounting Firm (August
               2006)